UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-06367
                                                    -----------

                        Gabelli Equity Series Funds, Inc.
               -------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                               Rye, NY 10580-1422
               -------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                               Rye, NY 10580-1422
               -------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-422-3554
                                                           --------------
                      Date of fiscal year end: September 30
                                              --------------

                  Date of reporting period: September 30, 2004
                                            -------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                        THE GABELLI SMALL CAP GROWTH FUND

                                ANNUAL REPORT (A)
                               SEPTEMBER 30, 2004



TO OUR SHAREHOLDERS,

      During the fiscal year ended September 30, 2004, the Gabelli Small Cap Growth Fund (the "Fund") rose 21.3%, while the Russell 2000 Index and the Value Line Composite Index both rose by 18.8%. The Fund gained 5.7% year-to-date through September 30th, outperforming the Russell 2000 Index for both of these periods as well as all longer-term intervals shown in the comparative results table below.

      Enclosed is the investment portfolio and financial statements as of September 30, 2004.


COMPARATIVE RESULTS
--------------------------------------------------------------------------------
              AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2004 (B)
--------------------------------------------------------------------------------


                                                                                                             SINCE
                                                    YEAR TO                                                INCEPTION
                                         QUARTER     DATE      1 YEAR     3 YEAR     5 YEAR     10 YEAR   (10/22/91)
                                         ---------------------------------------------------------------------------
  GABELLI SMALL CAP GROWTH FUND
    CLASS AAA ........................   (2.45)%    5.68%      21.34%     16.30%     11.98%     13.10%      15.08%

  Russell 2000 Index .................   (2.86)     3.71       18.77      13.71       7.41       9.87       10.88
  Value Line Composite Index .........   (3.37)     2.98       18.78      15.96      10.39      13.03       13.22

  Class A ............................   (2.45)     5.72       21.39      16.31      11.99      13.11       15.08
                                         (8.06)(c) (0.35)(c)   14.41(c)   14.03(c)   10.68(c)   12.44(c)    14.56(c)
  Class B ............................   (2.65)     5.10       20.69      16.09      11.86      13.04       15.03
                                         (7.52)(d)  0.10(d)    15.69(d)   15.34(d)   11.73(d)   13.04(d)    15.03(d)
  Class C ............................   (2.61)     5.10       20.69      16.09      11.86      13.04       15.03
                                         (3.58)(d)  4.10(d)    19.69(d)   16.09(d)   11.86(d)   13.04(d)    15.03(d)

  (a)The Fund's fiscal year ends September 30.
  (b)Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Russell 2000 and Value Line Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month-end. Investors should consider the investment objectives, risks and charges and expenses of the Fund before investing. Investing in small capitalization securities involves special challenges because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities. The prospectus contains more complete information about this and other matters and should be read carefully before investing. Performance for periods less than one year is not annualized. The Class AAA Shares' net asset values are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares and Class C Shares on December 31, 2003.The actual performance for the Class A Shares, Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares.
  (c)Includes the effect of the maximum 5.75% sales charge at the beginning of the period.
  (d)Includes the effect of the applicable contingent deferred sales charge at the end of the period shown for Class B and Class C Shares, respectively.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to new corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

PERFORMANCE DISCUSSION

      During the fiscal year ended September 30, 2004, the Fund's Class AAA Shares rose 21.3% and outperformed the Russell 2000 Index, which rose 18.8% over the same twelve-month period. Small cap stocks, as measured by the Russell 2000 Index, continued to materially outperform large cap stocks, as measured by the Standard & Poor's ("S&P") 500 Index, which rose 13.9% over the past twelve months. This occurred despite the fact that small cap stocks have traditionally lagged other capitalization sectors during periods when liquidity was being drained from the financial system (Federal Reserve tightening).

      Diversified industrial manufacturers Park-Ohio and Franklin Electric and Russian telecom operator Vimpel-Communications were among the Fund's larger holdings that performed exceptionally well during the past twelve months (up over 30%). Manufactured housing (mobile home) stocks such as Champion Enterprises, Fleetwood and Cavco also substantially contributed to the Fund's performance during the fiscal year. Gaming-related stocks (Wynn Resorts, Penn National Gaming, Pinnacle Entertainment and Boyd Gaming) enjoyed solid gains during the past year. As is usually the case, our biggest laggards come from a diverse group of industries including broadcasting (Young Broadcasting), waste services (Allied Waste), medical device components (Wilson Greatbatch) and automation systems (Unova). Publishers Media General and Pulitzer were also among our portfolio disappointments.


            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                  THE GABELLI SMALL CAP GROWTH FUND CLASS AAA,
                  THE RUSSELL 2000 INDEX AND THE S&P 500 INDEX

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

                Gabelli Small Cap
                    Growth Fund
                    (Class AAA)          Russell 2000 Index       S&P 500 Index
                -----------------        ------------------       -------------
10/22/91               10,000                   10,000                10,000
9/30/92                13,186                   10,854                11,174
9/30/93                17,228                   14,456                12,623
9/30/94                17,999                   14,835                13,088
9/30/95                21,504                   18,307                16,976
9/30/96                23,871                   20,710                20,426
9/30/97                33,950                   27,584                28,684
9/30/98                29,356                   22,338                31,288
9/30/99                35,005                   26,597                39,983
9/30/00                42,356                   32,818                45,289
9/30/01                39,192                   25,858                33,238
9/30/02                39,736                   23,453                26,434
9/30/03                50,775                   32,013                32,876
9/30/04                61,641                   38,022                37,433

--------------------------------------------------------------------------------
                          Average Annual Total Return*
--------------------------------------------------------------------------------
                    1 Year         5 Year          10 Year        Life of Fund
--------------------------------------------------------------------------------
Class AAA           21.34%         11.98%           13.10%           15.09%
--------------------------------------------------------------------------------

* Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

THE GABELLI SMALL CAP GROWTH FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from April 1, 2004 through September 30, 2004
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the Fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's actual return, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case -- because the return used is not the Fund's actual return -- the results do not apply to your investment. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. The "Annualized Expense Ratio" represents the actual expenses for the period and may be different from the expense ratio in the Financial Highlights which is for the year ended September 30, 2004.

                 Beginning       Ending      Annualized     Expenses
               Account Value  Account Value    Expense    Paid During
                  4/1/04         9/30/04        Ratio       Period*

--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

Actual Fund Return
Class AAA        $1,000.00     $1,004.70        1.41%         $7.07
Class A          $1,000.00     $1,004.70        1.41%         $7.07
Class B          $1,000.00     $1,000.80        2.16%        $10.80
Class C          $1,000.00     $1,000.80        2.16%        $10.80

HYPOTHETICAL 5% RETURN
Class AAA        $1,000.00     $1,017.95        1.41%         $7.11
Class A          $1,000.00     $1,017.95        1.41%         $7.11
Class B          $1,000.00     $1,014.20        2.16%        $10.88
Class C          $1,000.00     $1,014.20        2.16%        $10.88

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table which presents portfolio holdings as a percent of total net assets is provided in compliance with such requirement.

THE GABELLI SMALL CAP GROWTH FUND


Equipment and Supplies ......................................             12.6%
Diversified Industrial ......................................              9.0%
Health Care .................................................              7.1%
Specialty Chemicals .........................................              5.5%
Energy and Utilities ........................................              5.3%
Hotels and Gaming ...........................................              5.0%
Publishing ..................................................              4.9%
Food and Beverage ...........................................              4.3%
Automotive: Parts and Accessories ...........................              3.9%
Aviation: Parts and Services ................................              3.9%
Broadcasting ................................................              3.9%
Financial Services ..........................................              3.7%
Business Services ...........................................              3.5%
Consumer Products ...........................................              3.4%
Retail ......................................................              3.1%
Manufactured Housing and
   Recreational Vehicles ....................................              2.4%
Cable .......................................................              2.2%
Entertainment ...............................................              2.2%
Communications Equipment ....................................              2.0%
Wireless Communications .....................................              2.0%
Computer Software and Services ..............................              1.4%
Environmental Services ......................................              1.3%
Consumer Services ...........................................              1.2%
Real Estate .................................................              1.2%
Electronics .................................................              1.1%
Telecommunications ..........................................              1.0%
Transportation ..............................................              0.7%
Metals and Mining ...........................................              0.5%
Closed-End Funds ............................................              0.4%
Paper and Forest Products ...................................              0.4%
Satellite ...................................................              0.3%
Aerospace ...................................................              0.2%
Automotive ..................................................              0.2%
Home Furnishings ............................................              0.2%
Building and Construction ...................................              0.1%
Other Assets and Liabilities - Net ..........................             (0.1)%
                                                                         ------
                                                                         100.0%
                                                                         ======

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, the first of which will be filed for the quarter ending December 31, 2004.Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI(800-422-3554). The Fund's Form N-Q will be available on the SEC's website at www.sec.gov and may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

--------------------------------------------------------------------------------
     A description  of the Fund's proxy voting  policies and procedures and how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 are available without charge (i) upon request, by calling 800-GABELLI (800-422-3554); (ii)
     by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) on the Securities and Exchange Commission's website at www.sec.gov.
--------------------------------------------------------------------------------

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                     MARKET
    SHARES                                          COST              VALUE
    ------                                          ----             ------

              COMMON STOCKS -- 97.9%
              AEROSPACE -- 0.2%
    50,000    Herley Industries Inc.+ ......    $    990,343      $    934,500
    20,000    Titan Corp.+ .................         344,904           279,400
                                                ------------      ------------
                                                   1,335,247         1,213,900
                                                ------------      ------------
              AGRICULTURE -- 0.0%
     1,200    Cadiz Inc.+ ..................           4,500            14,400
                                                ------------      ------------
              AUTOMOTIVE -- 0.2%
    69,400    Adesa Inc.+ ..................       1,209,190         1,140,242
     3,000    Oshkosh Truck Corp. ..........          89,796           171,180
                                                ------------      ------------
                                                   1,298,986         1,311,422
                                                ------------      ------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.9%
     3,816    Aftermarket Technology Corp.+           47,013            48,005
    78,000    BorgWarner Inc. ..............       1,609,455         3,376,620
       485    Exide Technologies+ ..........           3,751             7,687
    40,000    Federal-Mogul Corp.+ .........          79,500             7,200
   200,000    Midas Inc.+ ..................       2,538,716         3,240,000
   220,000    Modine Manufacturing Co. .....       5,253,133         6,624,200
     7,875    Monro Muffler Brake Inc.+ ....          52,860           172,069
     7,000    Pep Boys - Manny, Moe & Jack..          83,964            98,000
     3,000    Puradyn Filter
                Technologies Inc.+ .........           7,205             3,330
   167,900    Raytech Corp.+ ...............         520,096           303,899
   195,000    Scheib (Earl) Inc.+ ..........       1,314,528           624,000
   175,000    Standard Motor Products Inc. .       2,624,107         2,644,250
    29,000    Strattec Security Corp.+ .....       1,100,557         1,805,540
     6,000    Superior Industries
                International Inc. .........         167,156           179,700
   270,000    Tenneco Automotive Inc.+ .....         564,300         3,537,000
    28,000    Thor Industries Inc. .........         259,454           741,160
   160,000    TransPro Inc.+ ...............       1,390,729           831,200
                                                ------------      ------------
                                                  17,616,524        24,243,860
                                                ------------      ------------
              AVIATION: PARTS AND SERVICES -- 3.8%
    25,000    AAR Corp.+ ...................         302,990           311,250
    10,000    Astronics Corp.+ .............          48,990            51,200
    77,000    Aviall Inc.+ .................         566,047         1,570,800
    16,000    Barnes Group Inc. ............         273,828           439,520
    60,000    Curtiss-Wright Corp. .........         856,451         3,433,800
    34,200    Curtiss-Wright Corp., Cl. B ..         956,620         1,850,220
     7,500    Ducommun Inc.+ ...............          80,125           167,625
    16,000    EDO Corp. ....................         328,407           444,000
    30,000    Embraer-Empresa Brasileira
                de Aeronautica, SA, ADR ....         508,773           792,000
   195,400    Fairchild Corp., Cl. A+ ......       1,193,712           777,692
    25,000    Gamesa Corporacion
              Tecnologica, SA ..............         153,032           366,702
   310,000    GenCorp Inc. .................       2,892,672         4,200,500
   430,000    Kaman Corp., Cl. A ...........       6,855,690         5,134,200


                                                                     MARKET
    SHARES                                          COST              VALUE
    ------                                          ----             ------

    90,000    Moog Inc., Cl. A+ ............    $    847,225      $  3,267,000
     8,000    Woodward Governor Co. ........         347,309           539,920
                                                ------------      ------------
                                                  16,211,871        23,346,429
                                                ------------      ------------
              BROADCASTING -- 3.7%
   120,000    Acme Communications Inc.+ ....         968,947           714,000
    24,100    Beasley Broadcast Group
                Inc., Cl. A+ ...............         271,741           378,370
   257,000    Crown Media Holdings Inc.,
                Cl. A+ .....................       1,887,214         2,145,950
     3,333    CTN Media Group Inc.+ (b) ....          16,800                 0
   400,000    Granite Broadcasting Corp.+ ..       1,496,086            92,000
   400,000    Gray Television Inc. .........       4,147,023         4,760,000
    33,300    Gray Television Inc., Cl. A ..         493,240           370,962
    48,000    Hearst-Argyle Television Inc.          425,523         1,173,600
   183,900    Liberty Corp. ................       5,983,141         7,308,186
    20,000    Nexstar Broadcasting Group
                Inc., Cl. A+ ...............         216,125           170,400
   200,000    Paxson Communications
                Corp.+ .....................       1,837,377           270,000
    94,650    Salem Communications
                Corp., Cl. A+ ..............       1,412,784         2,396,538
   170,000    Sinclair Broadcast Group
                Inc., Cl. A ................       1,887,374         1,241,000
    57,000    Spanish Broadcasting
                System Inc., Cl. A+ ........         508,514           560,880
   110,000    Young Broadcasting Inc.,
                Cl. A+ .....................       1,812,595         1,195,700
                                                ------------      ------------
                                                  23,364,484        22,777,586
                                                ------------      ------------
              BUILDING AND CONSTRUCTION -- 0.1%
    12,000    Florida Rock Industries Inc. .         103,533           587,880
    25,000    Huttig Building
                Products Inc.+ .............          90,165           226,250
     1,500    Universal Forest
                Products Inc. ..............          18,188            51,300
                                                ------------      ------------
                                                     211,886           865,430
                                                ------------      ------------
              BUSINESS SERVICES -- 2.8%
     5,000    BrandPartners Group Inc.+ ....           4,850             3,325
   610,400    Career Blazers Inc.+ (b) .....         236,019           107,125
     6,000    Carlisle Holdings Ltd. .......          30,250            38,160
     1,000    CheckFree Corp.+ .............           9,040            27,670
    27,000    Donnelley (R.H.) Corp.+ ......         366,555         1,332,720
   200,000    Edgewater Technology Inc.+ ...         802,829           990,000
        20    Gabriel Technologies Corp.+ ..          35,250                60
   130,000    GP Strategies Corp.+ .........         507,300           968,500
    80,000    Industrial Distribution
                Group Inc.+ ................         224,062           782,400
    60,000    Interactive Data Corp.+ ......         534,171         1,129,200
    13,000    Landauer Inc. ................         234,859           610,090
     5,000    MDC Partners Inc., Cl. A+ ....          15,450            63,400
   103,000    Nashua Corp.+ ................         939,467         1,138,150

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                     MARKET
    SHARES                                          COST              VALUE
    ------                                          ----             ------

              COMMON STOCKS (CONTINUED)
              BUSINESS SERVICES (CONTINUED)
    60,000    National Processing Inc.+ ....    $    575,323      $  1,591,200
   100,000    Paxar Corp.+ .................       1,199,175         2,268,000
     2,000    Protection One Inc.+ .........           3,720               540
    81,300    Sohgo Security Services
                Co. Ltd. ...................       1,033,411         1,064,428
    52,000    Stamps.com Inc.+ .............         285,667           691,600
     3,000    StarTek Inc. .................          55,967            94,080
    53,000    The Brink's Co. ..............       1,092,906         1,599,010
   100,000    Trans-Lux Corp. (a) ..........         821,193           643,000
   140,000    UNOVA Inc.+ ..................       2,654,956         1,967,000
                                                ------------      ------------
                                                  11,662,420        17,109,658
                                                ------------      ------------
              CABLE -- 2.2%
   230,000    Adelphia Communications
                Corp., Cl. A+ ..............          29,650            85,100
   575,000    Cablevision Systems Corp.,
                Cl. A+ .....................       3,365,084        11,661,000
       600    Liberty Media International
                Inc., Cl. A+ ...............          20,333            20,017
    52,000    Lin TV Corp., Cl. A+ .........       1,166,825         1,012,960
     4,000    Outdoor Channel
                Holdings Inc.+ .............          44,765            62,000
   148,823    UnitedGlobalCom Inc., Cl. A+ .       1,141,414         1,111,708
                                                ------------      ------------
                                                   5,768,071        13,952,785
                                                ------------      ------------
              CLOSED-END FUNDS -- 0.4%
    60,000    Central Europe and Russia
                Fund Inc. ..................         920,409         1,417,200
    36,700    Germany Fund Inc. ............         386,832           249,927
    20,000    MVC Capital Inc.+ ............         185,408           187,400
    60,000    New Germany Fund Inc. ........         699,559           452,400
    11,000    Spain Fund Inc. ..............         103,029           124,300
                                                ------------      ------------
                                                   2,295,237         2,431,227
                                                ------------      ------------
              COMMUNICATIONS EQUIPMENT -- 1.7%
    30,000    Andrew Corp.+ ................         183,720           367,200
   130,000    Communications Systems Inc. ..         840,303         1,081,600
   260,900    Sycamore Networks Inc.+ ......         778,040           986,202
   300,000    Thomas & Betts Corp.+ ........       5,553,334         8,046,000
                                                ------------      ------------
                                                   7,355,397        10,481,002
                                                ------------      ------------
              COMPUTER SOFTWARE AND SERVICES -- 1.4%
   100,000    Ascential Software Corp.+ ....       1,202,565         1,347,000
    50,000    Borland Software Corp.+ ......         428,300           417,500
    17,500    FalconStor Software Inc.+ ....         133,800           130,375
    19,000    Global Sources Ltd.+ .........         306,293           152,000
    50,000    Jupitermedia Corp.+ ..........         435,800           890,000
       200    Macromedia Inc.+ .............           2,370             4,016
    50,000    MarketWatch Inc.+ ............         471,531           624,500
    15,187    MKS Instruments Inc.+ ........         284,328           232,665
   210,000    OpenTV Corp.+ ................       1,134,300           640,500
     8,000    Phoenix Technologies Ltd.+ ...          55,158            39,920
       550    SafeNet Inc.+ ................          14,425            14,509


                                                                     MARKET
    SHARES                                          COST              VALUE
    ------                                          ----             ------

   800,000    StorageNetworks Inc. .........
                Escrow+ ....................    $          0      $     24,000
   350,000    Tyler Technologies Inc.+ .....       1,343,893         3,094,000
   120,000    VitalWorks Inc.+ .............         583,918           447,600
   190,000    Xanser Corp.+ ................         667,708           465,500
                                                ------------      ------------
                                                   7,064,389         8,524,085
                                                ------------      ------------
              CONSUMER PRODUCTS -- 3.4%
     3,500    Action Performance
                Companies Inc. .............          16,187            35,455
    27,000    Adams Golf Inc.+ .............          71,200            29,700
     5,250    Alberto-Culver Co. ...........         169,298           228,270
    18,000    Ashworth Inc.+ ...............          77,969           147,600
    33,500    Chofu Seisakusho Co. Ltd. ....         484,644           553,799
    37,500    Church & Dwight Co. Inc. .....         354,732         1,052,250
    30,000    Coachmen Industries Inc. .....         362,198           473,400
    10,075    Del Laboratories Inc.+ .......         320,140           332,475
    44,000    Department 56 Inc.+ ..........         514,126           717,200
     6,000    Elizabeth Arden Inc.+ ........          82,125           126,360
     2,000    Genlyte Group Inc.+ ..........           8,580           128,780
     2,000    Harley-Davidson Inc. .........           4,712           118,880
   185,000    Hartmarx Corp.+ ..............         862,196         1,372,700
    74,400    Jacuzzi Brands Inc.+ .........         477,471           691,920
    40,000    Levcor International Inc.+ ...          80,931            90,000
     4,000    Madden (Steven) Ltd.+ ........          30,540            70,600
   225,000    Marine Products Corp. ........         219,039         4,050,000
    53,900    National Presto
                Industries Inc. ............       1,895,350         2,254,098
     3,000    Nature's Sunshine
                Products Inc. ..............          36,938            45,510
    22,000    Rayovac Corp.+ ...............         288,366           579,700
    80,000    Revlon Inc., Cl. A+ ..........         286,117           201,600
     3,000    Scotts Co., Cl. A+ ...........          61,223           192,450
    14,000    Stewart Enterprises Inc.,
                Cl. A+ .....................          65,467            97,300
    87,425    Syratech Corp.+ ..............          17,426            23,168
   300,000    TL Administration Corp.+ .....         783,952             3,600
    17,000    WD-40 Co. ....................         470,278           486,200
   690,000    Weider Nutrition
                International Inc.+ ........       1,834,341         3,139,500
   160,000    Wolverine World Wide Inc. ....       2,125,223         4,032,000
                                                ------------      ------------
                                                  12,000,769        21,274,515
                                                ------------      ------------
              CONSUMER SERVICES -- 1.2%
    30,000    Bowlin Travel Centers Inc.+ ..          22,611            54,750
     5,000    Collectors Universe Inc.+ ....          17,324            72,900
    95,000    IAC/InterActiveCorp+ .........       1,015,587         2,091,900
    16,000    Martha Stewart Living
                Omnimedia Inc., Cl. A+ .....         167,206           251,200
    20,000    Response USA Inc.+ ...........          16,500                11
   215,000    Rollins Inc. .................       2,789,158         5,222,350
    10,000    TiVo Inc.+ ...................          74,563            66,200
                                                ------------      ------------
                                                   4,102,949         7,759,311
                                                ------------      ------------

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                     MARKET
    SHARES                                          COST              VALUE
    ------                                          ----             ------

              COMMON STOCKS (CONTINUED)
              DIVERSIFIED INDUSTRIAL -- 8.9%
   175,000    Acuity Brands Inc. ...........    $  2,351,391      $  4,159,750
    43,000    Amatsuji Steel Ball
                Mfg. Co. Ltd. ..............         357,633           442,816
   100,000    Ampco-Pittsburgh Corp. .......         972,481         1,326,000
     6,000    Anixter International Inc. ...          57,120           210,540
   160,000    Baldor Electric Co. ..........       3,149,954         3,785,600
   150,000    Crane Co. ....................       3,282,255         4,338,000
     3,000    ESCO Technologies Inc.+ ......          99,827           203,280
     7,000    Gardner Denver Inc.+ .........         120,221           192,990
   160,100    Greif Inc., Cl. A ............       3,139,843         6,748,215
     1,000    Greif Inc., Cl. B ............          29,800            42,000
    26,000    Harbor Global Co. Ltd.+ ......          63,215           260,000
     5,000    Insteel Industries Inc.+ .....           4,250            70,000
    66,000    Katy Industries Inc.+ ........         546,731           351,120
   220,300    Lamson & Sessions Co.+ .......       1,280,436         2,004,730
    72,000    Lindsay Manufacturing Co. ....         727,700         1,931,760
   197,000    MagneTek Inc.+ ...............       1,479,085         1,471,590
    38,000    Matthews International Corp.,
                Cl. A ......................         884,314         1,287,440
   275,000    Myers Industries Inc. ........       2,505,876         3,011,250
    70,500    Mykrolis Corp.+ ..............         798,586           709,935
   610,400    Noel Group Inc.+ (b) .........          55,045           117,685
    80,000    Oil-Dri Corporation of America         810,055         1,218,400
    15,000    Olin Corp. ...................         232,292           300,000
   240,000    Park-Ohio Holdings Corp.+ ....       1,445,560         4,296,000
    50,000    Precision Castparts Corp. ....       1,702,840         3,002,500
    30,000    Roper Industries Inc. ........       1,152,649         1,723,800
    10,000    Sonoco Products Co. ..........         231,715           264,400
    63,000    Standex International Corp. ..       1,253,307         1,543,500
    20,000    Tech/Ops Sevcon Inc. .........         136,228           118,800
   296,000    Thomas Industries Inc. .......       4,161,994         9,294,400
    50,000    Tredegar Corp. ...............         671,722           910,000
     8,000    WHX Corp.+ ...................          24,008             8,720
                                                ------------      ------------
                                                  33,728,133        55,345,221
                                                ------------      ------------
              EDUCATIONAL SERVICES -- 0.0%
     1,000    Career Education Corp.+ ......          34,100            28,430
     3,000    School Specialty Inc.+ .......          71,820           118,230
                                                ------------      ------------
                                                     105,920           146,660
                                                ------------      ------------
              ELECTRONICS -- 1.1%
   100,000    California Micro Devices
                Corp.+ .....................         841,101           773,000
   204,600    CTS Corp. ....................       2,145,753         2,577,960
    22,000    Fargo Electronics+ ...........         132,606           213,180
    34,000    KEMET Corp.+ .................         397,014           275,060
    23,000    Lowrance Electronics Inc. ....          61,591           563,960
    80,000    Park Electrochemical Corp. ...       1,821,898         1,696,000
    10,000    Trident Microsystems Inc.+ ...         119,857           100,700
    20,000    Wilson Greatbatch
              Technologies Inc.+ ...........         592,676           357,800
    22,000    Zoran Corp.+ .................         132,267           345,840
                                                ------------      ------------
                                                   6,244,763         6,903,500
                                                ------------      ------------


                                                                     MARKET
    SHARES                                          COST              VALUE
    ------                                          ----             ------

              ENERGY AND UTILITIES -- 5.3%
    10,000    AGL Resources Inc. ...........    $    166,125      $    307,700
   380,000    Aquila Inc.+ .................       1,290,571         1,185,600
     6,400    BIW Ltd. .....................          94,562           119,936
    95,000    Callon Petroleum Co.+ ........         939,533         1,204,600
   142,000    CH Energy Group Inc. .........       5,982,836         6,503,600
    10,000    Chesapeake Utilities Corp. ...         187,062           251,000
   130,000    CMS Energy Corp.+ ............         778,987         1,237,600
    23,000    Connecticut Water
                Service Inc. ...............         464,832           608,120
   120,000    Duquesne Light Holdings Inc. .       1,663,452         2,155,200
   150,000    El Paso Electric Co.+ ........       1,983,209         2,410,500
    66,000    Florida Public Utilities Co. .         784,438         1,131,900
    44,399    Middlesex Water Co. ..........         768,686           795,630
    10,000    Nicor Inc. ...................         221,003           367,000
    15,000    Nordex AG+ ...................          32,726            11,737
     2,000    PetroQuest Energy Inc.+ ......           5,250            10,380
   291,000    RPC Inc. .....................       1,028,612         5,203,080
    25,000    SEMCO Energy Inc. ............         164,830           137,250
    48,000    SJW Corp. ....................       1,557,739         1,584,960
    48,300    Southern Union Co.+ ..........         646,551           990,150
   112,000    Southwest Gas Corp. ..........       1,959,693         2,682,400
    10,000    Tesoro Petroleum Corp.+ ......         140,934           295,300
     4,000    Toreador Resources Corp.+ ....          15,250            38,160
    10,000    Vestas Wind Systems A/S+ .....          89,988           144,786
     7,000    W-H Energy Services Inc.+ ....         148,589           145,250
   170,000    Westar Energy Inc. ...........       2,801,066         3,434,000
                                                ------------      ------------
                                                  23,916,524        32,955,839
                                                ------------      ------------

              ENTERTAINMENT -- 2.2%
    20,000    Canterbury Park
                Holding Corp. ..............         215,807           316,000
   200,000    Dover Motorsports Inc. .......       1,098,503           858,000
    78,000    Fisher Communications Inc.+ ..       4,537,195         3,744,000
   151,000    GC Companies Inc.+ ...........         164,590           129,860
   560,000    Gemstar-TV Guide
              International Inc.+ ..........       3,263,728         3,164,000
    16,000    International Speedway Corp.,
                Cl. A ......................         515,479           798,400
     2,500    International Speedway Corp.,
                Cl. B ......................          45,000           125,000
    10,000    Liberty Media Corp., Cl. A+ ..          87,067            87,200
    10,000    Metromedia International
                Group Inc.+ ................           6,700             4,900
   360,000    Six Flags Inc.+ ..............       1,823,603         1,958,400
   133,900    Topps Co. Inc. ...............       1,056,131         1,309,542
    70,000    World Wrestling
                Entertainment Inc. .........         837,190           855,400
    40,000    WPT Enterprises Inc.+ ........         314,988           400,000
                                                ------------      ------------
                                                  13,965,981        13,750,702
                                                ------------      ------------

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                     MARKET
    SHARES                                          COST              VALUE
    ------                                          ----             ------

              COMMON STOCKS (CONTINUED)
              ENVIRONMENTAL SERVICES -- 1.3%
   240,000    Allied Waste Industries Inc.+     $  2,348,086      $  2,124,000
    30,000    Catalytica Energy
                Systems Inc.+ ..............         278,600            63,300
   175,000    Republic Services Inc. .......       2,490,315         5,208,000
    76,000    Trojan Technologies Inc.+ ....         428,681           634,760
                                                ------------      ------------
                                                   5,545,682         8,030,060
                                                ------------      ------------

              EQUIPMENT AND SUPPLIES -- 12.6%
   217,000    AMETEK Inc. ..................       1,279,148         6,579,440
   425,000    Baldwin Technology Co. Inc.,
                Cl. A+ .....................       1,353,684         1,190,000
   105,000    Belden CDT Inc. ..............       1,915,011         2,289,000
    12,000    C&D Technologies Inc. ........         235,930           228,240
    50,000    Capstone Turbine Corp.+ ......         103,400            76,500
   153,000    CIRCOR International Inc. ....       1,903,630         2,983,500
   213,000    CLARCOR Inc. .................       2,626,458        10,153,710
   236,800    Core Molding
                Technologies Inc.+ .........         411,233           632,256
   200,000    Crown Holdings Inc.+ .........         807,766         2,062,000
    60,000    Cuno Inc.+ ...................       1,049,568         3,465,000
     3,000    Danaher Corp. ................          51,159           153,840
    67,000    Donaldson Co. Inc. ...........         773,078         1,902,130
   450,000    Fedders Corp. ................       2,048,076         1,840,500
   190,000    Flowserve Corp.+ .............       3,099,865         4,594,200
   178,000    Franklin Electric Co. Inc. ...       1,444,274         7,048,800
    40,000    General Magnaplate Corp.+ (b)           83,762            60,000
   150,000    Gerber Scientific Inc.+ ......       1,456,281           988,500
   100,343    Gorman-Rupp Co. ..............       1,956,301         2,042,983
    90,000    Graco Inc. ...................         965,753         3,015,000
    42,000    GrafTech International Ltd.+ .         574,742           585,900
     4,000    Hughes Supply Inc. ...........          28,473           120,280
    60,000    IDEX Corp. ...................         556,738         2,037,600
    20,000    Imagistics International Inc.+         387,725           672,000
   250,000    Interpump Group SpA ..........         981,867         1,301,000
     3,000    Jarden Corp.+ ................          12,770           109,470
    10,000    K-Tron International Inc.+ ...          74,932           221,200
    28,000    Littelfuse Inc.+ .............         538,592           966,840
    58,000    Lufkin Industries Inc. .......       1,104,055         2,158,760
    62,700    Maezawa Kyuso Industries
                Co. Ltd. ...................         402,043           810,666
    20,000    Met-Pro Corp. ................         192,469           263,000
     1,000    Middleby Corp. ...............          37,310            52,650
    12,000    Mueller Industries Inc. ......         309,156           515,400
     4,500    Plantronics Inc. .............          56,548           194,580
    50,000    Robbins & Myers Inc. .........       1,023,975         1,100,000
    40,500    Sequa Corp., Cl. A+ ..........       1,502,140         2,114,505
    80,000    Sequa Corp., Cl. B+ ..........       3,631,577         4,319,200
    90,000    SL Industries Inc.+ ..........       1,047,851           990,000
     2,000    Smith (A.O.) Corp. ...........          32,663            48,700
    15,000    Smith (A.O.) Corp., Cl. A ....         336,569           365,250


                                                                     MARKET
    SHARES                                          COST              VALUE
    ------                                          ----             ------

     5,000    Teleflex Inc. ................    $     76,167      $    212,500
    48,000    Tennant Co. ..................       1,556,465         1,945,440
     5,000    Valmont Industries Inc. ......          40,625           104,350
     7,875    Watsco Inc., Cl. B ...........          23,627           236,250
   205,000    Watts Water Technologies
                Inc., Cl. A ................       3,522,935         5,504,250
    15,000    Wolverine Tube Inc.+ .........         150,915           173,250
                                                ------------      ------------
                                                  41,767,306        78,428,640
                                                ------------      ------------

              FINANCIAL SERVICES -- 3.7%
    11,000    Alleghany Corp.+ .............       2,026,816         3,001,900
    40,000    Argonaut Group Inc.+ .........         867,813           746,800
    66,000    Bankgesellschaft Berlin AG+ ..       1,280,794           164,764
   135,300    BKF Capital Group Inc. .......       2,463,405         3,964,290
   370,000    CNA Surety Corp.+ ............       4,080,505         3,922,000
     4,000    Crazy Woman Creek
                Bancorp Inc. ...............          51,340            75,000
    98,169    Danielson Holding Corp.+ .....         271,171           597,849
     3,000    Federal Agricultural
                Mortgage Corp., Cl. C+ .....          24,000            66,570
    22,000    First Republic Bank ..........         636,067         1,012,000
    90,000    Flushing Financial Corp. .....       1,299,892         1,710,900
    62,000    Hibernia Corp., Cl. A ........         827,787         1,637,420
    29,600    J Net Enterprises Inc.+ ......          31,002            78,440
     1,500    LandAmerica Financial
                Group Inc. .................          18,262            68,250
     1,000    Leucadia National Corp. ......          24,354            56,650
   109,000    Midland Co. ..................         833,351         2,981,150
     1,500    NetBank Inc. .................           6,000            15,015
    32,000    Sterling Bancorp .............         670,453           865,600
    50,000    Wilmington Trust Corp. .......       1,574,410         1,810,500
                                                ------------      ------------
                                                  16,987,422        22,775,098
                                                ------------      ------------
              FOOD AND BEVERAGE -- 4.3%
    26,000    Boston Beer Co. Inc., Cl. A+ .         384,207           655,200
    24,000    Brown-Forman Corp., Cl. A ....         665,535         1,122,960
     7,500    Cheesecake Factory Inc.+ .....          37,036           325,500
    24,000    Corn Products
                International Inc. .........         763,944         1,106,400
   100,000    Del Monte Foods Co.+ .........         997,536         1,049,000
    85,000    Denny's Corp.+ ...............         132,580           229,500
    25,000    Farmer Brothers Co. ..........         389,323           668,250
   205,000    Flowers Foods Inc. ...........       2,522,839         5,299,250
       500    Genesee Corp., Cl. A+ ........               0             1,000
    21,500    Genesee Corp., Cl. B+ ........          32,823            43,000
   701,500    Grupo Continental SA .........       1,058,724         1,045,867
    10,000    Hain Celestial Group Inc.+ ...         184,774           176,800
    20,000    Interstate Bakeries Corp. ....         181,356            78,000
     6,000    J & J Snack Foods Corp.+ .....         100,375           257,280
   212,000    Kikkoman Corp. ...............       1,388,604         1,867,731
    26,000    MGP Ingredients Inc. .........         166,063           257,920
    33,000    Mondavi (Robert) Corp.,
                Cl. A+ .....................       1,048,679         1,292,610

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                     MARKET
    SHARES                                          COST              VALUE
    ------                                          ----             ------

              COMMON STOCKS  (CONTINUED)
              FOOD AND BEVERAGE (CONTINUED)
     5,000    Northland Cranberries Inc.,
                Cl. A+ .....................    $      4,200      $      3,875
     4,000    Omni Nutraceuticals Inc.+ ....          13,562                10
    50,000    PepsiAmericas Inc. ...........         705,179           955,000
    57,000    Ralcorp Holdings Inc.+ .......         862,281         2,057,700
    70,000    Smucker (J.M.) Co. ...........       1,627,033         3,108,700
   100,000    The Steak n Shake Co.+ .......       1,088,229         1,708,000
     5,000    Todhunter International Inc.+           51,750            60,800
    37,726    Tootsie Roll Industries Inc. .         596,821         1,102,354
    60,000    Triarc Companies Inc., Cl. A .         429,705           685,800
   120,000    Triarc Companies Inc., Cl. B .       1,025,442         1,376,400
                                                ------------      ------------
                                                  16,458,600        26,534,907
                                                ------------      ------------

              HEALTH CARE -- 7.1%
    55,000    ArthroCare Corp.+ ............       1,133,267         1,610,950
     6,500    Bio-Rad Laboratories Inc.,
                Cl. A+ .....................         236,003           332,150
     1,000    Biomet Inc. ..................          30,350            46,880
    10,000    Biosite Inc.+ ................         253,600           489,600
     4,600    Bruker BioSciences Corp.+ ....          18,009            15,916
   120,300    Chemed Corp. .................       4,028,096         6,705,522
    18,000    CNS Inc. .....................         203,745           198,000
     1,000    CONMED Corp.+ ................          15,430            26,300
     8,000    Corixa Corp.+ ................         151,695            33,280
    82,000    Del Global Technologies
                Corp.+ .....................         260,262           221,400
     1,000    Digene Corp.+ ................           8,000            25,960
   100,000    Edwards Lifesciences Corp.+ ..       3,548,020         3,350,000
     1,050    Enzo Biochem Inc.+ ...........          13,097            15,750
    40,000    Exactech Inc.+ ...............         572,732           818,000
    12,000    Fisher Scientific
                International Inc.+ ........         277,503           699,960
    26,000    Henry Schein Inc.+ ...........         913,231         1,620,060
    25,000    ICU Medical Inc.+ ............         804,326           651,000
   127,000    INAMED Corp.+ ................       2,208,615         6,054,090
     2,000    Integra LifeSciences
                Holdings+ ..................          43,600            64,220
    35,000    Inverness Medical
                Innovations Inc.+ ..........         638,388           728,000
    28,000    Invitrogen Corp.+ ............       1,441,198         1,539,720
    60,000    Lifecore Biomedical Inc.+ ....         411,697           420,000
    15,000    Nabi Biopharmaceuticals+ .....         105,625           200,700
     1,300    Nobel Biocare Holding AG .....         100,171           201,710
    10,000    OCA Inc.+ ....................          75,721            47,400
    30,000    Orthofix International NV+ ...         980,600         1,030,500
     2,000    OrthoLogic Corp.+ ............           6,750            14,080
    35,000    Owens & Minor Inc. ...........         692,324           889,000
    51,000    Penwest Pharmaceuticals Co.+ .         368,867           575,790
    43,000    Priority Healthcare Corp.,
                Cl. B+ .....................         862,278           866,450


                                                                     MARKET
    SHARES                                          COST              VALUE
    ------                                          ----             ------

   105,000    Regeneration Technologies
                Inc.+ ......................    $  1,047,404      $    842,100
    40,000    Schick Technologies Inc.+ ....         319,003           438,000
   590,000    Snia SpA+ ....................         272,969           178,066
    83,000    Sola International Inc.+ .....       1,076,827         1,581,150
 1,900,000    Sorin SpA+ ...................       6,471,014         5,380,364
     2,500    Straumann Holding AG .........         224,697           530,552
     2,000    Stryker Corp. ................          65,440            96,160
   165,000    Sybron Dental
                Specialties Inc.+ ..........       3,050,163         4,898,850
    30,000    Thoratec Corp.+ ..............         388,553           288,600
    72,000    Women First HealthCare Inc.+ .          91,845               216
     1,000    Wright Medical Group Inc.+ ...          16,460            25,120
     5,100    Young Innovations Inc. .......         128,516           168,300
                                                ------------      ------------
                                                  33,556,091        43,919,866
                                                ------------      ------------

              HOME FURNISHINGS -- 0.2%
    15,000    Bassett Furniture
                Industries Inc. ............         262,461           283,200
     4,000    Bed Bath & Beyond Inc.+ ......          11,125           148,440
    15,000    Foamex International Inc.+ ...         127,457            55,050
    30,000    La-Z-Boy Inc. ................         250,200           455,400
    36,000    Oneida Ltd.+ .................         376,432            56,160
                                                ------------      ------------
                                                   1,027,675           998,250
                                                ------------      ------------

              HOTELS AND GAMING -- 5.0%
   165,000    Aztar Corp.+ .................       1,292,911         4,372,500
   140,300    Boca Resorts Inc., Cl. A+ ....       1,850,748         2,605,371
    12,000    Boyd Gaming Corp. ............          90,225           337,800
   115,000    Caesars Entertainment Inc.+ ..       1,070,485         1,920,500
    48,500    Churchill Downs Inc. .........       1,330,001         1,898,775
   104,000    Dover Downs Gaming &
                Entertainment Inc. .........       1,038,939         1,070,160
   150,000    Gaylord Entertainment Co.+ ...       4,244,031         4,650,000
     5,000    Jury's Doyle Hotel Group plc .          27,762            65,516
    60,000    Kerzner International Ltd.+ ..       1,415,009         2,638,200
   375,000    La Quinta Corp.+ .............         949,412         2,925,000
   145,000    Lakes Entertainment Inc.+ ....         742,275         1,519,600
   370,000    Magna Entertainment Corp.,
                Cl. A+ .....................       2,412,094         2,016,500
    20,000    Marcus Corp. .................         377,480           389,400
    50,000    Penn National Gaming Inc.+ ...         236,302         2,020,000
    90,000    Pinnacle Entertainment Inc.+ .         705,885         1,242,000
     3,000    Station Casinos Inc. .........          13,350           147,120
     5,000    Trump Hotels & Casino
                Resorts Inc.+ ..............           9,091             3,250
    70,000    Wyndham International Inc.,
                Cl. A+ .....................         153,945            57,400
    16,000    Wynn Resorts Ltd.+ ...........         231,002           827,040
    20,000    Youbet.com Inc.+ .............          51,494            55,200
                                                ------------      ------------
                                                  18,242,441        30,761,332
                                                ------------      ------------

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                     MARKET
    SHARES                                          COST              VALUE
    ------                                          ----             ------

              COMMON STOCKS (CONTINUED)
              MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 2.4%
    30,000    Cavco Industries Inc.+ .......    $  1,163,917      $  1,133,100
   330,000    Champion Enterprises Inc.+ ...       3,441,777         3,395,700
     2,500    Drew Industries Inc.+ ........          94,558            89,625
   205,000    Fleetwood Enterprises Inc.+ ..       2,634,462         3,111,900
    75,000    Monaco Coach Corp. ...........       1,660,313         1,623,750
   140,000    Skyline Corp. ................       4,450,174         5,607,000
                                                ------------      ------------
                                                  13,445,201        14,961,075
                                                ------------      ------------
              METALS AND MINING -- 0.5%
   142,115    Kinross Gold Corp.+ ..........         984,488           963,540
    10,000    Meridian Gold Inc.+ ..........          75,630           167,200
    70,000    Placer Dome Inc. .............         653,970         1,391,600
   190,000    Royal Oak Mines Inc.+ ........         322,487             2,660
    26,148    Stillwater Mining Co.+ .......         362,121           405,294
                                                ------------      ------------
                                                   2,398,696         2,930,294
                                                ------------      ------------
              PAPER AND FOREST PRODUCTS -- 0.4%
    40,000    Packaging Dynamics Corp. .....         296,566           572,000
    50,000    Pope & Talbot Inc. ...........         863,268           880,000
    18,000    Schweitzer-Mauduit
                International Inc. .........         424,690           583,200
    22,000    Wausau-Mosinee Paper Corp. ...         255,362           366,300
                                                ------------      ------------
                                                   1,839,886         2,401,500
                                                ------------      ------------
              PUBLISHING -- 4.1%
   307,237    Independent News & Media plc .         431,671           778,443
    40,000    Journal Communications Inc.,
                Cl. A ......................         759,162           701,600
   120,000    Journal Register Co.+ ........       1,938,438         2,268,000
    11,000    Lee Enterprises Inc. .........         261,685           509,740
    53,000    McClatchy Co., Cl. A .........       1,581,315         3,753,990
    68,000    Media General Inc., Cl. A ....       1,858,924         3,804,600
    28,000    Meredith Corp. ...............         500,908         1,438,640
 1,050,000    Penton Media Inc.+ ...........         951,840           173,250
   400,000    PRIMEDIA Inc.+ ...............       1,290,396           940,000
   130,000    Pulitzer Inc. ................       4,366,943         6,422,000
   215,000    Thomas Nelson Inc. ...........       2,192,528         4,203,250
     4,000    Value Line Inc. ..............         162,772           148,000
    12,000    Wiley (John) & Sons Inc.,
                Cl. B ......................          46,500           385,200
                                                ------------      ------------
                                                  16,343,082        25,526,713
                                                ------------      ------------
              REAL ESTATE -- 1.2%
    30,000    Catellus Development Corp. ...         466,892           795,300
   162,600    Griffin Land & Nurseries Inc.+       2,014,556         3,902,400
     9,000    Gyrodyne Company of
                America Inc.+ ..............         135,071           324,000
       396    HomeFed Corp.+ ...............          10,969            16,929
    20,000    Malan Realty Investors Inc.+ (b)       169,429           103,800
   110,000    Morguard Corp. ...............       1,392,683         2,107,779
                                                ------------      ------------
                                                   4,189,600         7,250,208
                                                ------------      ------------


                                                                     MARKET
    SHARES                                          COST              VALUE
    ------                                          ----             ------

              RETAIL -- 3.1%
    27,000    Aaron Rents Inc. .............    $    241,500      $    587,520
   146,250    Aaron Rents Inc., Cl. A ......         524,217         2,907,450
    35,000    Big 5 Sporting Goods Corp.+ ..         657,716           798,000
   100,000    Burlington Coat Factory
                Warehouse Corp. ............       1,080,938         2,123,000
     8,000    Casey's General Stores Inc. ..         124,503           148,720
    45,000    Coldwater Creek Inc.+ ........         225,969           939,150
    80,000    CSK Auto Corp.+ ..............       1,331,224         1,065,600
     2,000    Gander Mountain Co.+ .........          44,220            40,030
   175,000    Ingles Markets Inc., Cl. A ...       2,176,507         2,110,500
    30,000    Movado Group Inc. ............         420,497           510,000
   130,000    Neiman Marcus Group Inc.,
                Cl. B ......................       4,106,529         6,922,500
     1,500    The Sports Authority Inc.+ ...           9,198            34,800
    40,000    Weis Markets Inc. ............       1,174,744         1,355,200
                                                ------------      ------------
                                                  12,117,762        19,542,470
                                                ------------      ------------
              SATELLITE -- 0.3%
    38,000    Pegasus Communications
                Corp., Cl. A+ ..............         427,374           285,000
   100,000    Sirius Satellite Radio Inc.+ .         279,419           320,000
    40,000    XM Satellite Radio
                Holdings Inc., Cl. A+ ......         370,830         1,240,800
                                                ------------      ------------
                                                   1,077,623         1,845,800
                                                ------------      ------------
              SPECIALTY CHEMICALS -- 5.5%
    35,000    Airgas Inc. ..................         211,400           842,450
    55,000    Albemarle Corp. ..............       1,441,314         1,929,950
    45,000    Arch Chemicals Inc. ..........         964,488         1,282,500
    10,000    Cytec Industries Inc. ........         278,296           489,500
     8,000    Dionex Corp.+ ................         240,000           437,600
   149,600    Ferro Corp. ..................       3,398,534         3,262,776
   130,000    Fuller (H.B.) Co. ............       2,306,337         3,562,000
    50,000    Great Lakes Chemical Corp. ...       1,247,733         1,280,000
   435,000    Hercules Inc.+ ...............       4,216,424         6,198,750
     1,500    IMC Global Inc.+ .............          10,470            26,085
   140,000    MacDermid Inc. ...............       2,361,630         4,054,400
   170,000    Material Sciences Corp.+ .....       1,589,043         2,293,300
   130,000    Omnova Solutions Inc.+ .......         810,622           783,900
    50,000    Penford Corp. ................         539,601           870,500
    10,000    Quaker Chemical Corp. ........         181,137           241,500
    20,000    Schulman (A.) Inc. ...........         240,000           440,800
   280,000    Sensient Technologies Corp. ..       5,652,884         6,059,200
                                                ------------      ------------
                                                  25,689,913        34,055,211
                                                ------------      ------------
              TELECOMMUNICATIONS -- 1.0%
     9,200    Atlantic Tele-Network Inc. ...          92,644           264,960
   190,000    Cincinnati Bell Inc.+ ........         475,442           663,100
    85,000    Commonwealth Telephone
                Enterprises Inc.+ ..........       1,950,492         3,701,750
     6,795    Community Service
                Communications Inc.+ .......               0            26,501

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                     MARKET
    SHARES                                          COST              VALUE
    ------                                          ----             ------

              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS (CONTINUED)
    46,950    D&E Communications Inc. ......    $    605,207      $    539,925
       277    NTL Inc.+ ....................           8,407            17,193
    25,000    Rogers Communications
                Inc., Cl. B ................         226,377           505,250
    20,000    Shenandoah
                Telecommunications Co. .....         296,543           512,200
       621    Telewest Global Inc.+ ........           8,867             7,216
    53,000    Winstar
                Communications Inc.+ .......             133                58
                                                ------------      ------------
                                                   3,664,112         6,238,153
                                                ------------      ------------
              TRANSPORTATION -- 0.7%
   130,000    GATX Corp. ...................       3,650,103         3,465,800
    97,500    Grupo TMM SA, Cl. A, ADR+ ....         866,789           231,075
     2,000    Irish Continental Group plc+ .          17,829            25,153
    50,000    OMI Corp. ....................         313,120           801,000
     5,100    Providence & Worcester
                Railroad Co. ...............          42,979            56,202
                                                ------------      ------------
                                                   4,890,820         4,579,230
                                                ------------      ------------
              WIRELESS COMMUNICATIONS -- 2.0%
     6,000    Airgate Pcs Inc.+ ............         137,880           117,600
    50,000    Centennial Communications
                Corp.+ .....................         545,692           294,000
        13    Microcell Telecommunications
                Inc., Cl. B+ ...............             111               366
     5,000    Nextel Communications Inc.,
                Cl. A+ .....................          35,338           119,200
    72,000    Price Communications Corp.+ ..         905,273         1,098,000
    43,700    Rogers Wireless
                Communications Inc., Cl. B+          574,257         1,372,617
    55,000    Rural Cellular Corp., Cl. A+ .         374,090           378,950
    12,000    Triton PCS Holdings Inc.,
                Cl. A+ .....................          93,020            30,720
     5,000    UbiquiTel Inc.+ ..............           2,700            20,000
    64,000    Vimpel-Communications,
                ADR+ .......................       1,651,615         6,963,200
    80,000    Western Wireless Corp.,
                Cl. A+ .....................         279,042         2,056,800
                                                ------------      ------------
                                                   4,599,018        12,451,453
                                                ------------      ------------
              TOTAL COMMON STOCKS ..........     412,094,981       607,637,792
                                                ------------      ------------


                                                                     MARKET
    SHARES                                          COST              VALUE
    ------                                          ----             ------

              PREFERRED STOCKS -- 1.7%
              BROADCASTING -- 0.2%
     1,063    Granite Broadcasting Corp.,
                12.750% Pfd.+ ..............    $    439,683      $    435,830
       100    Gray Television Inc.,
                8.000% Cv. Pfd.,
                Ser. C (b)(d) ..............       1,000,000         1,020,000
     1,131    PTV Inc., 10.000% Pfd.,
                Ser. A .....................               0             5,909
                                                ------------      ------------
                                                   1,439,683         1,461,739
                                                ------------      ------------
              BUSINESS SERVICES -- 0.3%
    21,618    Interep National Radio Sales
                Inc., 4.000% Cv. Pfd.,
                Ser. A (b)(d) ..............       2,163,147         1,746,746
                                                ------------      ------------
              COMMUNICATIONS EQUIPMENT -- 0.3%
    13,000    Andrew Corp.,
                7.750% Cv. Pfd., Ser. A ....         633,275         2,223,000
                                                ------------      ------------
              DIVERSIFIED INDUSTRIAL -- 0.1%
              WHX Corp.,
    39,400      $3.75 Cv. Pfd., Ser. B+ ....         191,751           197,000
    58,000      6.500% Cv. Pfd., Ser. A+ ...         463,067           284,200
                                                ------------      ------------
                                                     654,818           481,200
                                                ------------      ------------
              PUBLISHING -- 0.8%
   155,000    News Corp. Ltd., Pfd., ADR ...         912,485         4,856,150
                                                ------------      ------------
              TOTAL PREFERRED STOCKS               5,803,408        10,768,835
                                                ------------      ------------
              WARRANTS -- 0.1%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
     1,213    Exide Technologies,
                expires 05/05/11+ ..........           2,247             3,616
                                                ------------      ------------
              BUSINESS SERVICES -- 0.1%
   250,000    GP Strategies Corp.,
                expires 08/14/08+ (b) ......         637,065           637,065
                                                ------------      ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.0%
       430    Anacomp Inc., Cl. B,
                expires 12/10/06+ ..........               0                34
                                                ------------      ------------
              HEALTH CARE -- 0.0%
    14,424    Del Global Technologies Corp.,
                expires 03/28/08+ ..........          24,809            15,866
                                                ------------      ------------
              TELECOMMUNICATIONS -- 0.0%
        86    NTL Inc., expires 01/13/11+ ..             124               461
                                                ------------      ------------

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                     MARKET
    SHARES                                          COST              VALUE
    ------                                          ----             ------

              WARRANTS (CONTINUED)
              WIRELESS COMMUNICATIONS -- 0.0%
     1,387    Microcell Telecommunications
                Inc., Cl. A, expires
                05/01/05+ ..................    $      1,990      $     17,645
     2,312    Microcell Telecommunications
                Inc., Cl. B,
                expires 05/01/08+ ..........           3,553            28,317
                                                ------------      ------------
                                                       5,543            45,962
                                                ------------      ------------
              TOTAL WARRANTS ...............         669,788           703,004
                                                ------------      ------------

 PRINCIPAL
  AMOUNT
 ---------
              CORPORATE BONDS -- 0.4%
              AVIATION: PARTS AND SERVICES -- 0.1%
$  600,000    GenCorp Inc., Sub. Deb. Cv.,
                5.750%, 04/15/07 ...........         570,724           616,500
                                                ------------      ------------
              BUILDING AND CONSTRUCTION -- 0.0%
   100,000    Foster Wheeler Ltd.,
                Sub. Deb. Cv.,
                6.500%, 06/01/07 (b)(e) ....          41,638            90,500
                                                ------------      ------------
              BUSINESS SERVICES -- 0.3%
 2,000,000    GP Strategies Corp., Sub. Deb.,
                6.000%, 08/14/08 (b) .......       1,463,787         1,377,950
                                                ------------      ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.0%
   300,000    Exodus Communications Inc.,
                Sub. Deb. Cv.,
                5.250%, 02/15/08+ (b)(c) ...           1,185                 0
                                                ------------      ------------
              HEALTH CARE -- 0.0%
    28,848    Del Global Technologies Corp.,
                6.000%, 03/28/07 (b) .......          28,848            21,636
                                                ------------      ------------
              TOTAL CORPORATE BONDS ........       2,106,182         2,106,586
                                                ------------      ------------
              TOTAL
                INVESTMENTS -- 100.1% ......    $420,674,359       621,216,217
                                                ============

              OTHER ASSETS AND LIABILITIES (NET) -- (0.1)%            (745,467)
                                                                  ------------
              NET ASSETS -- 100.0% .........                      $620,470,750
                                                                  ============

----------
              For Federal tax purposes:
              Aggregate cost of investments ................      $422,888,176
                                                                  ============
              Gross unrealized appreciation ................      $225,151,899
              Gross unrealized depreciation ................       (26,823,858)
                                                                  ------------
              Net unrealized appreciation (depreciation) ...      $198,328,041
                                                                  ============

----------
(a) Security considered an affiliated holding because the Fund owns at least 5% of the outstanding shares. See Note 9.
(b)   Security  fair  valued  under  procedures  established  by  the  Board  of
      Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. The aggregate value of such securities is $5,282,507 or 0.9% of net assets.
(c)   Security is in default.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the market value of Rule 144A securities amounted to $2,766,746 or 0.4% of total net assets.
(e) This bond was exchanged for 151 shares of the company's 0.00% Series B Preferred Stock and 16,060 shares of its Common Stock, effective 9/21/2004. Details of the exchanged securities and their market value were not available as of 9/30/2004 and the bond was fair valued at that date.
+     Non-income producing security.
ADR - American Depository Receipt.

                 See accompanying notes to financial statements.

                        THE GABELLI SMALL CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (cost $419,853,166) ..............     $620,573,217
  Investments in affiliates, at value
    (cost $821,193) ......................................          643,000
  Foreign currency, at value (cost $10,139) ..............           10,343
  Dividends and interest receivable ......................          498,004
  Receivable for investments sold ........................          420,930
  Receivable for Fund shares sold ........................          661,853
  Other assets ...........................................            5,165
                                                               ------------
  TOTAL ASSETS ...........................................      622,812,512
                                                               ------------
LIABILITIES:
  Due to custodian .......................................          304,944
  Payable for investments purchased ......................          216,800
  Payable for Fund shares redeemed .......................          923,339
  Payable for investment advisory fees ...................          506,164
  Payable for distribution fees ..........................          126,588
  Payable for shareholder services fees ..................          126,119
  Payable for shareholder communication fees .............           52,753
  Other accrued expenses .................................           85,055
                                                               ------------
  TOTAL LIABILITIES ......................................        2,341,762
                                                               ------------
  NET ASSETS applicable to 23,978,758
    shares outstanding ...................................     $620,470,750
                                                               ============
NET ASSETS CONSIST OF:
  Capital stock, at $0.001 par value .....................     $     23,979
  Additional paid-in capital .............................      396,877,526
  Accumulated net investment loss ........................         (105,829)
  Accumulated net realized gain on investments
    and foreign currency transactions ....................       23,132,693
  Net unrealized appreciation on investments
    and foreign currency translations ....................      200,542,381
                                                               ------------
  TOTAL NET ASSETS .......................................     $620,470,750
                                                               ============
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption price
    per share ($620,333,778 / 23,973,450 shares
    outstanding; 200,000,000 shares authorized of
    $0.001 par value) ....................................           $25.88
                                                                     ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($58,046 / 2,242 shares outstanding;
    50,000,000 shares authorized of
    $0.001 par value) ....................................           $25.89
                                                                     ======
  Maximum sales charge ...................................            5.75%
                                                                     ======
  Maximum offering price per share (NAV / 0.9425,
    based on maximum sales charge of 5.75% of
    the offering price at September 30, 2004) ............           $27.47
                                                                     ======
  CLASS B:
  Net Asset Value and offering price per share
    ($54,801 / 2,129 shares outstanding; 50,000,000
    shares authorized of $0.001 par value) ...............           $25.74(a)
                                                                     ======
  CLASS C:
  Net Asset Value and offering price per share
    ($24,125 / 937.3 shares outstanding; 50,000,000
    shares authorized of $0.001 par value) ...............           $25.74(a)
                                                                     ======
----------
(a) Redemption price varies based on length of time held.


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $27,313) ...............     $  7,546,460
  Interest ..................................................          276,969
                                                                  ------------
  TOTAL INVESTMENT INCOME ...................................        7,823,429
                                                                  ------------
EXPENSES:
  Investment advisory fees ..................................        6,144,534
  Distribution fees -- Class AAA ............................        1,536,007
  Distribution fees -- Class A ..............................               59
  Distribution fees -- Class B ..............................              235
  Distribution fees -- Class C ..............................               35
  Shareholder services fees .................................          546,368
  Shareholder communications expenses .......................          161,260
  Custodian fees ............................................          133,839
  Legal and audit fees ......................................           53,030
  Directors' fees ...........................................           45,250
  Registration fees .........................................           26,820
  Miscellaneous expenses ....................................           99,053
                                                                  ------------
  TOTAL EXPENSES ............................................        8,746,490
                                                                  ------------
  NET INVESTMENT LOSS .......................................         (923,061)
                                                                  ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS, FUTURES CONTRACTS AND
  FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain on investments and
    futures contracts .......................................       27,633,502
  Net realized loss on foreign currency transactions ........           (2,001)
  Net change in unrealized appreciation/depreciation
    on investments and foreign currency
    translations ............................................       87,063,565
                                                                  ------------
  NET REALIZED AND UNREALIZED GAIN ON
    INVESTMENTS, FUTURES CONTRACTS AND
    FOREIGN CURRENCY TRANSACTIONS ...........................      114,695,066
                                                                  ------------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .........................................     $113,772,005
                                                                  ============

                 See accompanying notes to financial statements.

                        THE GABELLI SMALL CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                           Year Ended           Year Ended
                                                                                       September 30, 2004   September 30, 2003
                                                                                       ------------------   ------------------
OPERATIONS:
  Net investment loss .................................................................   $   (923,061)       $ (1,046,497)
  Net realized gain on investments, futures contracts and foreign currency transactions     27,631,501           5,606,020
  Net change in unrealized appreciation/depreciation on investments, futures contracts
    and foreign currency translations .................................................     87,063,565         112,208,652
                                                                                          ------------        ------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................    113,772,005         116,768,175
                                                                                          ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net realized short-term gain on investment transactions
    Class AAA .........................................................................     (2,246,976)           (300,296)
  Net realized long-term gain on investment transactions
    Class AAA .........................................................................     (2,105,462)         (6,071,352)
                                                                                          ------------        ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS .................................................     (4,352,438)         (6,371,648)
                                                                                          ------------        ------------
CAPITAL SHARE TRANSACTIONS:
  Class AAA ...........................................................................    (29,481,563)          1,584,354
  Class A .............................................................................         57,577                  --
  Class B .............................................................................         54,633                  --
  Class C .............................................................................         24,010                  --
                                                                                          ------------        ------------
  Net increase/(decrease) in net assets from capital share transactions ...............    (29,345,343)          1,584,354
                                                                                          ------------        ------------
  NET INCREASE IN NET ASSETS ..........................................................     80,074,224         111,980,881

NET ASSETS:
  Beginning of period .................................................................    540,396,526         428,415,645
                                                                                          ------------        ------------
  End of period .......................................................................   $620,470,750        $540,396,526
                                                                                          ============        ============

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli Small Cap Growth Fund (the "Fund") is a series of Gabelli Equity Series Funds, Inc. (the "Corporation"), which was organized on July 25, 1991 as a Maryland corporation. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of three separately managed portfolios (collectively, the "Portfolios") of the Corporation, each with four separate classes of shares known as Class AAA, Class A, Class B and Class C. The Fund's primary objective is capital appreciation. The Fund commenced investment operations on October 22, 1991.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At September 30, 2004, there were no open repurchase agreements.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed. At September 30, 2004, there were no futures contracts.

There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency transactions. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At September 30, 2004, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign currency transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

For the fiscal year ended September 30, 2004, reclassifications were made to decrease accumulated net investment loss by $882,830 and decrease accumulated net realized gain on investments by $679,000, with an offsetting adjustment to additional paid-in capital.

For the fiscal years ended September 30, 2004 and 2003, the tax character of distributions is $2,246,976 of ordinary income and $2,105,462 of long-term capital gain and $300,296 of ordinary income and $6,071,352 of long-term capital gain, respectively.

EXPENSES. Certain administrative expenses are common to, and allocated among, the Portfolios and then among the Classes of Shares. Such allocations are made on the basis of each Portfolio's and Class' average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the Fund's policy to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

The difference between book and tax basis undistributed ordinary income is primarily due to the continued accrual of defaulted interest for tax purposes which has been written down for book purposes.

The difference between book and tax basis unrealized appreciation is primarily due to deferral of losses from wash sales for tax purposes.

As of September 30, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

                Undistributed long-term capital gains .........   $ 25,399,703
                Post-October losses ...........................          2,189
                Net unrealized appreciation ...................    198,328,041
                Other temporary differences ...................       (160,688)
                                                                  ------------
                  Total accumulated earnings ..................   $223,569,245
                                                                  ============

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are its affiliates.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of those Classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the year ended September 30, 2004, other than short-term securities, aggregated $63,915,865 and $91,705,162, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the fiscal year ended September 30, 2004, the Fund paid brokerage commissions of $201,259 to Gabelli & Company. During the fiscal year ended September 30, 2004, Gabelli & Company received $458 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Advisory Agreement. During the fiscal year ended September 30, 2004, the Fund reimbursed the Adviser $34,800 in connection with the cost of computing the Fund's net asset value, which is included in miscellaneous expenses in the Statement of Operations.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. There were no borrowings outstanding at September 30, 2004.

The average daily amount of borrowings outstanding within the year ended September 30, 2004 was $1,272,549 with a related weighted average interest rate of 1.78%. The maximum amount borrowed at any time during the year ended September 30, 2004 was $9,451,000.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

8. CAPITAL STOCK TRANSACTIONS. The Fund offers four classes of shares--Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered through selected broker/dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (CDSC) upon redemption within six years of purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for one year after purchase. As of July 27, 2004, Class BShares are available only through exchange of Class BShares of other Funds distributed by Gabelli &Company.

Effective November 1, 2004, the Fund will impose a 2.00% redemption fee on Class AAA, Class A, Class B and Class C shares that are purchased on or after November 1, 2004, and redeemed or exchanged within 60 days after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and retained by the Fund.

Transactions in shares of capital stock were as follows:


                                                          YEAR ENDED                         YEAR ENDED
                                                      SEPTEMBER 30, 2004                SEPTEMBER 30, 2003
                                                  ---------------------------    ------------------------------
                                                    SHARES          AMOUNT         SHARES            AMOUNT
                                                  ----------    -------------    ----------       -------------
                                                          CLASS AAA                       CLASS AAA
                                                  ---------------------------    ------------------------------
Shares sold ................................       6,139,577    $ 153,305,617     6,936,908       $ 131,697,417
Shares issued upon reinvestment of dividends         172,209        4,162,298       338,280           6,099,180
Shares redeemed ............................      (7,494,730)    (186,949,478)   (7,267,158)       (136,212,243)
                                                  ----------    -------------    ----------       -------------
    Net increase/(decrease) ................      (1,182,944)   $ (29,481,563)        8,030       $   1,584,354
                                                  ==========    =============    ==========       =============

                                                           CLASS A                         CLASS A
                                                  ---------------------------    ------------------------------
Shares sold ................................           2,253    $      57,859            --                  --
Shares issued upon reinvestment of dividends              --               --            --                  --
Shares redeemed ............................             (11)            (282)           --                  --
                                                  ----------    -------------    ----------       -------------
    Net increase ...........................           2,242    $      57,577            --                  --
                                                  ==========    =============    ==========       =============

                                                           CLASS B                         CLASS B
                                                  ---------------------------    ------------------------------
Shares sold ................................           2,268    $      58,160            --                  --
Shares issued upon reinvestment of dividends              --               --            --                  --
Shares redeemed ............................            (139)          (3,527)           --                  --
                                                  ----------    -------------    ----------       -------------
    Net increase ...........................           2,129    $      54,633            --                  --
                                                  ==========    =============    ==========       =============

                                                           CLASS C                         CLASS C
                                                  ---------------------------    ------------------------------
Shares sold ................................             937    $      24,010            --                  --
Shares issued upon reinvestment of dividends              --               --            --                  --
Shares redeemed ............................              --               --            --                  --
                                                  ----------    -------------    ----------       -------------
    Net increase ...........................             937    $      24,010            --                  --
                                                  ==========    =============    ==========       =============

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

9. TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS. The 1940 Act defines affiliated issuers as those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of these issuers during the year ended September 30, 2004 is set forth below:


                                                                              Net Change                     Percent
                                             Shares                          in Unrealized    Value at        Owned
                                Beginning   Purchased  Ending    Dividend    Appreciation/  September 30,   of Shares
                                  Shares     (Sold)    Shares     Income     Depreciation       2004       Outstanding
                                ---------   ---------  -------   --------    -------------  -------------  -----------
Trans-Lux Corp.                   95,000      5,000    100,000   $13,650       $(51,200)      $643,000        10.28%
                                ---------   ---------  -------   --------    -------------  -------------  -----------

10. OTHER MATTERS. On October 7, 2003, the Fund's Adviser received a subpoena from the Attorney General of the State of New York requesting information on mutual fund shares trading practices. The Adviser has also received a subpoena and letters from the SEC requesting information about mutual fund trading practices and valuation of portfolio securities. The Adviser is responding to these requests. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

11. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE GABELLI SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:


                                             INCOME
                                    FROM INVESTMENT OPERATIONS                                    DISTRIBUTIONS
                 ---------------------------------------------------------------    ----------------------------------------------
                                                        Net
                 Net Asset                          Realized and         Total                        Net
   Period          Value,             Net            Unrealized          from          Net          Realized
   Ended         Beginning        Investment       Gain/(Loss) on     Investment    Investment      Gain on             Total
September 30     of Period       Income/(Loss)       Investments      Operations      Income      Investments        Distributions
------------     ---------       -------------     --------------     ----------    ----------    -----------        -------------
Class AAA
  2004             $21.48           $(0.04)             $4.61           $4.57            --         $(0.17)             $(0.17)
  2003              17.04            (0.05)              4.74            4.69            --          (0.25)              (0.25)
  2002              17.13            (0.04)              0.31            0.27        $(0.01)         (0.35)              (0.36)
  2001              23.60             0.06              (1.75)          (1.69)        (0.05)         (4.73)              (4.78)
  2000              21.84             0.06               4.16            4.22            --          (2.46)              (2.46)

Class A
  2004(a)          $24.49           $(0.06)             $1.46           $1.40            --             --                  --

Class B
  2004(a)          $24.49           $(0.19)             $1.44           $1.25            --             --                  --

Class C
  2004(a)          $24.49           $(0.20)             $1.45           $1.25            --             --                  --



                                                RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                            ---------------------------------------------------------

                  Net Asset                 Net Assets
   Period           Value,                     End of             Net                       Portfolio
   Ended            End of       Total         Period         Investment      Operating     Turnover
September 30        Period      Return+      (in 000's)      Income/(Loss)    Expenses        Rate
------------      ---------     -------     -----------      -------------    ---------     ---------
Class AAA
  2004              $25.88       21.34%       $620,334          (0.15)%          1.42%         10%
  2003               21.48       27.84         540,397          (0.22)           1.45           4
  2002               17.04        1.39         428,416          (0.22)           1.45          10
  2001               17.13       (7.47)        372,865           0.30            1.45          17
  2000               23.60       21.00         366,459           0.26            1.49          47

Class A
  2004(a)           $25.89        5.72%            $58          (0.32)%(b)       1.42%(b)      10%

Class B
  2004(a)           $25.74        5.10%            $55          (1.02)%(b)       2.17%(b)      10%

Class C
  2004(a)           $25.74        5.10%            $24          (1.07)%(b)       2.17%(b)      10%

----------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) From the commencement of offering Class A, Class B and Class C Shares on December 31, 2003.
(b) Annualized.

                 See accompanying notes to financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of The Gabelli Small Cap Growth Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Gabelli Small Cap Growth Fund (the "Fund"), a series of Gabelli Equity Series Funds, Inc., as of September 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the Fund's custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Gabelli Small Cap Growth Fund at September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ ERNST & YOUNG LLP

New York, New York
November 12, 2004

THE GABELLI SMALL CAP GROWTH FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about The Gabelli Small Cap Growth Fund's Directors and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Small Cap Growth Fund at One Corporate Center, Rye, NY 10580-1422.


                                       NUMBER OF
                                         FUNDS
                                        IN FUND
                                       COMPLEX
NAME, POSITION(S)      TERM OF OFFICE  OVERSEEN
    ADDRESS 1          AND LENGTH OF      BY              PRINCIPAL OCCUPATION(S)                      OTHER DIRECTORSHIPS
     AND AGE           TIME SERVED 2   DIRECTOR           DURING PAST FIVE YEARS                       HELD BY DIRECTOR 3
------------------     --------------  ---------          -----------------------                      -------------------
INTERESTED DIRECTORS 4:
----------------------
MARIO J. GABELLI         Since 1991        24     Chairman of the Board and Chief            Director of Morgan Group
Director and                                      Executive Officer of Gabelli Asset         Holdings, Inc.
Chief Investment Officer                          Management Inc. and (holding company)
Age: 62                                           Chief Investment Officer of Gabelli
                                                  Funds, LLC and GAMCO Investors, Inc.;
                                                  Vice Chairman and Chief Executive
                                                  Officer of Lynch Interactive Corporation
                                                  (multimedia and services)

JOHN D. GABELLI          Since 1991        10     Senior Vice President of Gabelli & Company,                     --
Director                                          Inc.; Director of Gabelli Advisers, Inc.
Age: 60

KARL OTTO POHL           Since 1992        34     Member of the Shareholder Committee of     Director of Gabelli Asset Management
Director                                          Sal Oppenheim Jr. & Cie (private           Inc. (investment management); Chairman,
Age: 74                                           investment bank); Former President of      Incentive Capital and Incentive Asset
                                                  the Deutsche Bundesbank and Chairman of    Management (Zurich); Director at Sal
                                                  its Central Bank Council (1980-1991)       Oppenheim Jr. & Cie, Zurich


NON-INTERESTED DIRECTORS:
------------------------
ANTHONY J. COLAVITA      Since 1991        36     President and Attorney at Law in the law                        --
Director                                          firm of Anthony J. Colavita, P.C.
Age: 68

VINCENT D. ENRIGHT       Since 1991        13     Former Senior Vice President and Chief     Director of Aphton Corporation
Director                                          Financial Officer of KeySpan Energy        (biopharmaceutical company)
Age: 60                                           Corporation

ROBERT J. MORRISSEY      Since 1991        10     Partner in the law firm of Morrissey,                           --
Director                                          Hawkins & Lynch
Age: 65

ANTHONY R. PUSTORINO     Since 1991        17     Certified Public Accountant; Professor     Director of Lynch Corporation
Director                                          Emeritus, Pace University                  (diversified manufacturing)
Age: 79

ANTHONIE C. VAN EKRIS    Since 1991        20     Managing Director of BALMAC                Director of Aurado Energy, Inc.
Director                                          International, Inc. (commodities)          (oil and gas operations)
Age: 70

SALVATORE J. ZIZZA       Since 2001        24     Chairman, Hallmark Electrical Supplies     Director of Hollis Eden
Director                                          Corp.; Former Executive Vice President     Pharmaceuticals; Director of Earl
Age: 58                                           of FMG Group (OTC), a healthcare           Scheib, Inc. (automotive services)
                                                  provider.
OFFICERS:
--------
BRUCE N. ALPERT          Since 1991        --     Executive Vice President and Chief                              --
President and Treasurer                           Operating Officer of Gabelli Funds, LLC
Age: 52                                           since 1988 and an officer of all mutual
                                                  funds advised by Gabelli Funds, LLC and
                                                  its affiliates. Director and President
                                                  of Gabelli Advisers, Inc.

JAMES E. MCKEE           Since 1995        --     Vice President, General Counsel and                             --
Secretary                                         Secretary of Gabelli Asset Management
Age: 41                                           Inc. since 1999 and GAMCO Investors,
                                                  Inc. since 1993; Secretary of all
                                                  mutual funds advised by Gabelli Advisers,
                                                  Inc. and Gabelli Funds, LLC

-----------
1  Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
2  Each Director will hold office for an indefinite term until the earliest of
   (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's By-Laws and Articles of Incorporation.
3 This column includes only directorships of companies required to report to the SEC under the Securities and Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.
4 "Interested person" of the Fund as defined in the Investment Company Act of 1940. Messrs. Gabelli, Gabelli and Pohl are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as each Fund's investment adviser. Mario J.Gabelli and John D. Gabelli are brothers.

--------------------------------------------------------------------------------
                   2004 TAX NOTICE TO SHAREHOLDERS (Unaudited)
     For the fiscal year ended  September 30, 2004,  the Fund paid to Class
     AAA shareholders, on December 22, 2003, an ordinary income dividend (comprised of short-term capital gains) totaling $0.0888 per share and long-term capital gains totaling $0.0832 per share. For the fiscal year ended  September  30, 2004,  0% of the ordinary  income  dividend
     qualifies   for  the   dividend   received   deduction   available  to
     corporations and 31.63% of the ordinary income distribution was qualifying dividend income. An estimate of qualified dividend income of $7,104,617 was received by the Fund through September 30, 2004 that qualifies for a reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.
--------------------------------------------------------------------------------

                        Gabelli Equity Series Funds, Inc.
                        THE GABELLI SMALL CAP GROWTH FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: www.gabelli.com
                            E-MAIL: info@gabelli.com
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.


                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                                Karl Otto Pohl
CHAIRMAN AND CHIEF                                   FORMER PRESIDENT
INVESTMENT OFFICER                                   DEUTSCHE BUNDESBANK
GABELLI ASSET MANAGEMENT INC

Anthony J. Colavita                                  Anthony R. Pustorino
ATTORNEY-AT-LAW                                      CERTIFIED PUBLIC ACCOUNTANT
ANTHONY J. COLAVITA, P.C                             PROFESSOR EMERITUS
                                                     PACE UNIVERSITY

Vincent D. Enright                                   Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT                         MANAGING DIRECTOR
AND CHIEF FINANCIAL OFFICER                          BALMAC INTERNATIONAL, INC.
KEYSPAN ENERGY CORP

John D. Gabelli                                      Salvatore J. Zizza
SENIOR VICE PRESIDENT                                CHAIRMAN
GABELLI & COMPANY, INC.                              HALLMARK ELECTRICAL
                                                     SUPPLIES CORP.

Robert J. Morrissey
ATTORNEY-AT-LAW
MORRISSEY, HAWKINS & LYNCH


                                    OFFICERS

Bruce N. Alpert                                      James E. McKee
PRESIDENT AND TREASURER                              SECRETARY

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB443Q304SR




[PHOTO OMITTED]

THE
GABELLI
SMALL CAP
GROWTH
FUND




                                                                   ANNUAL REPORT
                                                              SEPTEMBER 30, 2004

                         THE GABELLI EQUITY INCOME FUND

                                ANNUAL REPORT (A)
                               SEPTEMBER 30, 2004



TO OUR SHAREHOLDERS,

      During the fiscal year ended September 30, 2004, the Gabelli Equity Income Fund (the "Fund") rose 17.1%, while the Standard & Poor's ("S&P") 500 Index and the Lipper Equity Income Fund Average rose 13.9% and 16.7%, respectively. The Fund outperformed both of those indices for the trailing twelve months as well as for all the longer-term intervals shown in the comparative results table below.

      Enclosed is the investment portfolio and financial statements as of September 30, 2004.


COMPARATIVE RESULTS

-----------------------------------------------------------------------------------------------------------------
                          AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2004 (B)
                          -----------------------------------------------------
                                                                                                         Since
                                                     Year to                                            Inception
                                            Quarter   Date      1 Year     3 Year   5 Year    10 Year   (1/2/92)
                                           --------- -------    ------     ------   ------    -------   --------

  GABELLI EQUITY INCOME FUND CLASS AAA ... (0.46)%    3.68%     17.13%     8.87%     6.85%    12.34%     11.95%

  S&P 500 Index .......................... (1.87)     1.51      13.86      4.04     (1.31)    11.08      10.16
  Nasdaq Composite Index ................. (7.37)    (5.32)      6.15      8.17     (7.13)     9.52       9.65
  Lipper Equity Income Fund Avg. .........  0.55      3.70      16.67      5.18      3.35      9.93      10.03

  Class A ................................ (0.53)     3.62      17.06      8.85      6.84     12.34      11.94
                                           (6.24)(c) (2.34)(c)  10.34(c)   6.69(c)   5.57(c)  11.67(c)   11.42(c)
  Class B ................................ (0.76)     3.00      16.37      8.63      6.71     12.27      11.89
                                           (5.73)(d) (2.00)(d)  11.37(d)   7.78(d)   6.56(d)  12.27(d)   11.89(d)
  Class C ................................ (0.70)     3.13      16.51      8.68      6.74     12.28      11.90
                                           (1.70)(d)  2.13(d)   15.51(d)   8.68(d)   6.74(d)  12.28(d)   11.90(d)

 (a) THE FUND'S FISCAL YEAR ENDS SEPTEMBER 30.
 (b) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE S&P 500 INDEX AND THE NASDAQ COMPOSITE INDEX ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED (EXCEPT FOR THE NASDAQ COMPOSITE INDEX). CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. PERFORMANCE FOR PERIODS LESS THAN ONE YEAR IS NOT ANNUALIZED.
     THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES ON DECEMBER 31, 2003. THE ACTUAL PERFORMANCE FOR THE CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES.
 (c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
 (d) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR CLASS B AND CLASS C SHARES, RESPECTIVELY.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 We have  separated  the  portfolio  manager's  commentary  from the  financial
 statements   and  investment   portfolio  due  to  new  corporate   governance
 regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including
 the   portfolio  of   investments,   will  be  available  on  our  website  at
 www.gabelli.com/funds.
--------------------------------------------------------------------------------

PERFORMANCE DISCUSSION

      Investors' newly found appreciation of dividend-paying stocks helped them outperform broad stock market indices during the past twelve months. The Fund's Class AAA Shares gained 17.1% during the past year, outperforming both the S&P 500 Index and the Lipper Equity Income Fund Average, which rose 13.9% and 16.7%, respectively, during the same period.

      In recent years, utilities have been among the most under-loved market sectors. Ill-conceived (and generally unprofitable) forays into non-regulated, non-core businesses weakened balance sheets and hurt profits. Utilities were also tarred by the Enron scandal. Utility companies have gone back to basics. Many have dumped non-core businesses and used the proceeds to strengthen their balance sheets. The bold have begun to initiate sensible "growth by acquisition" strategies, buying companies in contiguous operating areas and realizing meaningful economies of scale. Investors have started to take notice. The utilities sector was among the best performing sectors during the past year as the Dow Jones Utilities Average posted a 22.3% gain in the trailing twelve-month period through September 30, 2004 versus a 13.9% gain for the S&P 500 Index and 11.0% gain for the Dow Jones Industrial Average.

      Not surprisingly, several of the Fund's best performing stocks during the past year were in the energy and utilities sector. Among our energy holdings, Burlington Resources, ConocoPhillips, ChevronTexaco, Devon Energy and Exxon Mobil stand out as stellar performers. In the utilities arena, TXU Corp., El Paso Electric and Allegheny excelled. Our telecommunications holdings, most notably Sprint, Verizon and SBC Communications, also contributed positively to performance. In general, our media sector investments disappointed, with Tribune and Viacom performing poorly during the trailing twelve-month period. Broadcasting companies Sinclair and Granite and health care stocks such as Merck and Bristol-Myers Squibb lagged the market and detracted from performance during the fiscal year.


            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                   THE GABELLI EQUITY INCOME FUND CLASS AAA,
          THE LIPPER EQUITY INCOME FUND AVERAGE AND THE S&P 500 INDEX

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:
                  Gabelli Equity         Lipper Equity           S&P 500
                     Income Fund          Fund Average             Index
1/2/92                   $10,000               $10,000           $10,000
9/30/92                   10,582                10,601            10,242
9/30/93                   12,752                12,554            11,570
9/30/94                   13,173                12,748            11,996
9/30/95                   15,708                15,429            15,560
9/30/96                   18,323                17,974            18,722
9/30/97                   24,549                23,632            26,291
9/30/98                   25,281                24,459            28,679
9/30/99                   30,291                27,673            36,648
9/30/00                   32,839                30,539            41,512
9/30/01                   32,694                28,228            30,465
9/30/02                   28,908                23,570            24,229
9/30/03                   36,017                28,352            30,134
9/30/04                   42,187                33,079            34,310

-----------------------------------------------------
             Average Annual Total Return*
-----------------------------------------------------
            1 Year   5 Year   10 Year   Life of Fund
-----------------------------------------------------
Class AAA   17.13%    6.85%    12.34%      11.95%
-----------------------------------------------------

*Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

THE GABELLI EQUITY INCOME FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from April 1, 2004 through  September  30,  2004
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the Fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case -- because the return used is NOT the Fund's actual return -- the results do not apply to your investment. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. The "Annualized Expense Ratio" represents the actual expenses for the period and may be different from the expense ratio in the Financial Highlights which is for the year ended September 30, 2004.

                               Beginning      Ending     Annualized   Expenses
                             Account Value Account Value   Expense  Paid During
                                4/1/04        9/30/04       Ratio      Period*
--------------------------------------------------------------------------------
EQUITY INCOME FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA                      $1,000.00     $1,008.50     1.50%       $ 7.53
Class A                        $1,000.00     $1,008.50     1.50%       $ 7.53
Class B                        $1,000.00     $1,004.30     2.25%       $11.27
Class C                        $1,000.00     $1,004.90     2.25%       $11.28

HYPOTHETICAL 5% RETURN
Class AAA                      $1,000.00     $1,017.50     1.50%       $ 7.57
Class A                        $1,000.00     $1,017.50     1.50%       $ 7.57
Class B                        $1,000.00     $1,013.75     2.25%       $11.33
Class C                        $1,000.00     $1,013.75     2.25%       $11.33

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table which presents portfolio holdings as a percent of total net assets is provided in compliance with such requirement.

EQUITY INCOME FUND

Financial Services ................................. 12.7%
Energy and Utilities: Integrated ...................  8.8%
Consumer Products ..................................  7.9%
Energy and Utilities: Oil ..........................  7.1%
Health Care ........................................  7.0%
Food and Beverage ..................................  5.6%
Telecommunications .................................  5.5%
U.S. Government Obligations ........................  4.4%
Diversified Industrial .............................  3.4%
Wireless Communications ............................  3.3%
Energy and Utilities: Electric .....................  3.1%
Automotive: Parts and Accessories ..................  3.0%
Communications Equipment ...........................  2.5%
Energy and Utilities: Natural Gas ..................  2.3%
Publishing .........................................  2.2%
Retail .............................................  1.9%
Specialty Chemicals ................................  1.9%
Aviation: Parts and Services .......................  1.8%
Broadcasting .......................................  1.8%
Entertainment ......................................  1.7%
Metals and Mining ..................................  1.4%
Electronics ........................................  1.3%
Aerospace ..........................................  1.3%
Hotels and Gaming ..................................  1.3%
Real Estate ........................................  1.2%
Business Services ..................................  0.8%
Cable and Satellite ................................  0.8%
Machinery ..........................................  0.6%
Computer Software and Services .....................  0.5%
Environmental Services .............................  0.5%
Energy and Utilities: Services .....................  0.4%
Automotive .........................................  0.3%
Equipment and Supplies .............................  0.3%
Manufactured Housing ...............................  0.3%
Consumer Services ..................................  0.2%
Energy and Utilities ...............................  0.2%
Transportation .....................................  0.2%
Computer Hardware ..................................  0.1%
Energy and Utilities: Water ........................  0.1%
Other Assets and Liabilities - Net .................  0.3%
                                                    ------
                                                    100.0%
                                                    ======


THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE FIRST OF WHICH WILL BE FILED FOR THE QUARTER ENDING DECEMBER 31, 2004. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI(800-422-3554). THE FUND'S FORM N-Q WILL BE AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

------------------------------------------------------------------------------
  A description of the Fund's proxy voting policies and procedures and how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 are available without charge (i) upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) on the Securities and Exchange Commission's website at www.sec.gov.
------------------------------------------------------------------------------

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                            MARKET
      SHARES                                  COST          VALUE
      ------                                  ----          ------
              COMMON STOCKS -- 88.8%
              AEROSPACE -- 1.3%
      32,000  Boeing Co. ............... $  1,082,148   $  1,651,840
       5,000  Lockheed Martin Corp. ....      104,386        278,900
      14,000  Northrop Grumman Corp. ...      431,350        746,620
      10,000  Raytheon Co. .............      279,250        379,800
       2,000  Rockwell Automation Inc. .       25,686         77,400
       2,000  Rockwell Collins Inc. ....       15,844         74,280
     100,000  Titan Corp.+ .............    1,840,860      1,397,000
                                         ------------   ------------
                                            3,779,524      4,605,840
                                         ------------   ------------
              AUTOMOTIVE -- 0.2%
       2,000  Ford Motor Co. ...........       29,963         28,100
      16,239  General Motors Corp. .....      638,747        689,833
                                         ------------   ------------
                                              668,710        717,933
                                         ------------   ------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.5%
       2,000  ArvinMeritor Inc. ........       28,890         37,500
     100,000  Dana Corp. ...............    1,459,536      1,769,000
     125,000  Genuine Parts Co. ........    3,542,195      4,797,500
       5,000  Johnson Controls Inc. ....      127,000        284,050
      60,000  Modine Manufacturing Co. .    1,160,998      1,806,600
       3,000  Pep Boys - Manny, Moe & Jack     27,885         42,000
                                         ------------   ------------
                                            6,346,504      8,736,650
                                         ------------   ------------
              AVIATION: PARTS AND SERVICES -- 0.9%
      20,000  Barnes Group Inc. ........      365,934        549,400
      12,500  Curtiss-Wright Corp. .....       88,906        715,375
      12,096  Curtiss-Wright Corp., Cl. B     272,014        654,394
      40,000  GenCorp Inc. .............      342,710        542,000
       8,000  United Technologies Corp.       281,946        747,040
                                         ------------   ------------
                                            1,351,510      3,208,209
                                         ------------   ------------
              BROADCASTING -- 0.0%
      20,000  Granite Broadcasting Corp.+     106,004          4,600
                                         ------------   ------------
              BUSINESS SERVICES -- 0.2%
       4,000  Automatic Data
                Processing Inc. ........      126,808        165,280
       6,000  Donnelley (R.H.) Corp.+ ..       68,850        296,160
         500  Imation Corp. ............        7,150         17,795
       2,500  Landauer Inc. ............       60,337        117,325
       5,000  National Processing Inc.+        77,065        132,600
                                         ------------   ------------
                                              340,210        729,160
                                         ------------   ------------
              CABLE AND SATELLITE -- 0.4%
      15,000  Comcast Corp., Cl. A+ ....      483,405        423,600
      10,000  Cox Communications Inc.,
                Cl. A+ .................      330,000        331,300
      36,000  DIRECTV Group Inc.+ ......      429,789        633,240
                                         ------------   ------------
                                            1,243,194      1,388,140
                                         ------------   ------------
              COMMUNICATIONS EQUIPMENT -- 1.3%
     100,000  Corning Inc.+ ............    1,049,695      1,108,000
     115,000  Motorola Inc. ............    1,200,428      2,074,600
      50,000  Thomas & Betts Corp.+ ....      881,146      1,341,000
                                         ------------   ------------
                                            3,131,269      4,523,600
                                         ------------   ------------

                                                            MARKET
      SHARES                                  COST          VALUE
      ------                                  ----          ------
              COMPUTER HARDWARE -- 0.1%
         300  International Business
                Machines Corp. ......... $      3,810   $     25,722
      13,000  Xerox Corp.+ .............      126,343        183,040
                                         ------------   ------------
                                              130,153        208,762
                                         ------------   ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.5%
       2,000  Electronic Data
                Systems Corp. ..........       35,580         38,780
      10,000  EMC Corp.+ ...............       91,150        115,400
      50,000  Microsoft Corp. ..........    1,289,860      1,382,500
      15,000  PeopleSoft Inc.+ .........      262,495        297,750
         154  Telecom Italia Media SpA+           205             50
                                         ------------   ------------
                                            1,679,290      1,834,480
                                         ------------   ------------
              CONSUMER PRODUCTS -- 7.9%
      35,000  Altria Group Inc. ........    1,051,855      1,646,400
       1,000  Clorox Co. ...............       33,050         53,300
      75,000  Eastman Kodak Co. ........    2,014,593      2,416,500
      44,000  Energizer Holdings Inc.+ .    1,104,727      2,028,400
      90,000  Gallaher Group plc, ADR ..    2,468,961      4,182,300
      42,000  Gillette Co. .............    1,233,027      1,753,080
      36,000  National Presto
                Industries Inc. ........    1,245,262      1,505,520
      10,000  Pactiv Corp.+ ............      161,895        232,500
      38,000  Procter & Gamble Co. .....    1,393,252      2,056,560
      13,000  Rothmans Inc. ............      237,941        359,938
     957,500  Swedish Match AB .........   10,137,905     10,127,126
      26,000  Unilever NV, ADR .........    1,542,066      1,502,800
      10,000  UST Inc. .................      364,903        402,600
                                         ------------   ------------
                                           22,989,437     28,267,024
                                         ------------   ------------
              CONSUMER SERVICES -- 0.2%
      35,000  Rollins Inc. .............      454,969        850,150
                                         ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 3.4%
       5,000  3M Co. ...................      213,645        399,850
      22,000  Acuity Brands Inc. .......      342,225        522,940
      30,000  Cooper Industries Ltd.,
                Cl. A ..................    1,194,666      1,770,000
     115,000  General Electric Co. .....    2,904,598      3,861,700
       5,000  Harbor Global Co. Ltd.+ ..       24,172         50,000
     120,000  Honeywell International
                Inc. ...................    3,109,683      4,303,200
      22,000  Thomas Industries Inc. ...      250,524        690,800
       4,000  Trinity Industries Inc. ..       82,100        124,680
      10,000  Tyco International Ltd. ..      128,601        306,600
                                         ------------   ------------
                                            8,250,214     12,029,770
                                         ------------   ------------
              ELECTRONICS -- 1.0%
      20,000  Intel Corp. ..............      370,400        401,200
     140,000  Texas Instruments Inc. ...    2,856,614      2,979,200
      11,000  Thermo Electron Corp.+ ...      217,973        297,220
                                         ------------   ------------
                                            3,444,987      3,677,620
                                         ------------   ------------

               See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                            MARKET
      SHARES                                  COST          VALUE
      ------                                  ----          ------
              COMMON STOCKS (CONTINUED)
              ENERGY AND UTILITIES: ELECTRIC -- 3.1%
      80,000  AES Corp.+ ............... $    268,400   $    799,200
      12,000  American Electric
                Power Co. Inc. .........      310,790        383,520
      81,000  Cinergy Corp. ............    2,478,068      3,207,600
      16,000  DTE Energy Co. ...........      695,800        675,040
     100,000  El Paso Electric Co.+ ....      790,289      1,607,000
      20,000  FPL Group Inc. ...........    1,218,598      1,366,400
      35,000  Great Plains Energy Inc. .      748,610      1,020,250
      90,000  Northeast Utilities ......    1,660,471      1,745,100
       7,000  UIL Holdings Corp. .......      245,744        344,330
                                         ------------   ------------
                                            8,416,770     11,148,440
                                         ------------   ------------
              ENERGY AND UTILITIES: INTEGRATED -- 8.8%
      38,000  Allegheny Energy Inc.+ ...      318,325        606,480
     180,000  Aquila Inc.+ .............      483,805        561,600
      44,000  BP plc, ADR ..............    1,030,211      2,531,320
      84,000  Burlington Resources Inc.     1,618,222      3,427,200
      44,000  CH Energy Group Inc. .....    1,809,289      2,015,200
      70,000  Constellation Energy
                Group Inc. .............    1,664,815      2,788,800
       1,000  Dominion Resources Inc. ..       48,852         65,250
     100,000  Duke Energy Corp. ........    1,795,444      2,289,000
     150,000  Duquesne Light
                Holdings Inc. ..........    2,318,392      2,694,000
     140,000  El Paso Corp. ............    1,299,018      1,286,600
     150,000  Energy East Corp. ........    3,071,332      3,777,000
      29,000  Eni SpA ..................      304,221        649,767
      40,000  NSTAR ....................    1,282,183      1,964,000
       2,000  OGE Energy Corp. .........       47,090         50,460
      50,000  Progress Energy Inc. .....    2,144,038      2,117,000
      15,000  Progress Energy Inc.,
                CVO+ ...................        7,800          2,400
       4,000  Public Service Enterprise
                Group Inc. .............      131,300        170,400
      12,000  Scottish Power plc, ADR ..      314,381        370,080
      50,000  TECO Energy Inc. .........      645,886        676,500
      27,000  TXU Corp. ................      548,964      1,293,840
      95,000  Westar Energy Inc. .......    1,388,045      1,919,000
                                         ------------   ------------
                                           22,271,613     31,255,897
                                         ------------   ------------
              ENERGY AND UTILITIES: NATURAL GAS -- 2.3%
      30,000  AGL Resources Inc. .......      579,226        923,100
      24,500  Atmos Energy Corp. .......      559,166        617,155
      25,000  National Fuel Gas Co. ....      519,678        708,250
      45,000  ONEOK Inc. ...............      796,167      1,170,900
       5,000  Peoples Energy Corp. .....      185,826        208,400
      12,000  Piedmont Natural
                Gas Co. Inc. ...........      394,017        527,280
      40,000  SEMCO Energy Inc. ........      282,604        219,600
      63,000  Southern Union Co.+ ......      845,950      1,291,500
     100,000  Southwest Gas Corp. ......    1,777,547      2,395,000
                                         ------------   ------------
                                            5,940,181      8,061,185
                                         ------------   ------------

                                                            MARKET
      SHARES                                  COST          VALUE
      ------                                  ----          ------
              ENERGY AND UTILITIES: OIL -- 7.1%
      82,000  ChevronTexaco Corp. ...... $  1,927,546   $  4,398,480
      58,000  ConocoPhillips ...........    3,187,718      4,805,300
      15,000  Devon Energy Corp. .......      692,247      1,065,150
     133,000  Exxon Mobil Corp. ........    3,778,618      6,427,890
      18,000  Kerr-McGee Corp. .........      778,337      1,030,500
      30,000  Repsol YPF SA, ADR .......      631,290        657,600
     108,000  Royal Dutch Petroleum Co.     4,789,614      5,572,800
      25,000  Statoil ASA, ADR .........      327,939        361,000
       8,759  Total SA, ADR ............      299,550        894,907
                                         ------------   ------------
                                           16,412,859     25,213,627
                                         ------------   ------------
              ENERGY AND UTILITIES: SERVICES -- 0.4%
      14,000  Halliburton Co. ..........      158,327        471,660
      12,000  Schlumberger Ltd. ........      547,706        807,720
                                         ------------   ------------
                                              706,033      1,279,380
                                         ------------   ------------
              ENERGY AND UTILITIES: WATER -- 0.1%
      18,750  Aqua America Inc. ........      230,874        414,562
                                         ------------   ------------
              ENTERTAINMENT -- 1.7%
      20,000  Fox Entertainment Group Inc.,
                Cl. A+ .................      453,939        554,800
     130,000  The Walt Disney Co. ......    2,355,768      2,931,500
     110,000  Time Warner Inc.+ ........    1,635,600      1,775,400
      25,000  Viacom Inc., Cl. A .......      836,760        850,000
                                         ------------   ------------
                                            5,282,067      6,111,700
                                         ------------   ------------
              ENVIRONMENTAL SERVICES -- 0.5%
      60,000  Waste Management Inc. ....    1,436,233      1,640,400
                                         ------------   ------------
              EQUIPMENT AND SUPPLIES -- 0.3%
      11,000  Imagistics International
                Inc.+ ..................      212,935        369,600
       3,000  Ingersoll-Rand Co.,
                Cl. A ..................      125,173        203,910
       1,500  Minerals Technologies
                Inc. ...................       37,937         88,290
       2,000  Parker Hannifin Corp. ....       77,350        117,720
      16,000  Smith (A.O.) Corp. .......      343,317        389,600
                                         ------------   ------------
                                              796,712      1,169,120
                                         ------------   ------------
              FINANCIAL SERVICES -- 12.7%
       4,190  Aegon NV, ADR ............       38,587         45,257
       7,000  Alleghany Corp.+ .........    1,260,332      1,910,300
       3,000  Allstate Corp. ...........      104,446        143,970
      95,000  American Express Co. .....    3,691,849      4,888,700
      12,000  American International
                Group Inc. .............      705,110        815,880
      39,000  Argonaut Group Inc.+ .....      789,154        728,130
       5,000  Banco Popular Espanol SA .      185,939        277,837
      18,000  Banco Santander Central
                Hispano SA, ADR ........       64,963        176,040
       2,000  Banco Santander Chile
                SA, ADR ................       29,250         55,880
     102,000  Bank of America Corp. ....    1,909,706      4,419,660
      44,000  Bank of New York Co. Inc.     1,423,658      1,283,480
      30,000  Bankgesellschaft Berlin AG+     201,349         74,893
       8,000  Banque Nationale de Paris SA    296,835        516,674

               See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                            MARKET
      SHARES                                  COST          VALUE
      ------                                  ----          ------
              COMMON STOCKS (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
       2,000  Bear Stearns
                Companies Inc. ......... $    129,100   $    192,340
      40,000  Citigroup Inc. ...........    1,559,517      1,764,800
      39,000  Commerzbank AG, ADR+ .....      834,873        721,730
      35,000  Deutsche Bank AG, ADR ....    1,966,016      2,517,900
       2,000  Dun and Bradstreet
                Corp.+ .................       20,476        117,400
       3,000  Fannie Mae ...............      173,213        190,200
      16,000  Fidelity Southern Corp. ..      153,870        243,840
       8,000  H&R Block Inc. ...........      346,546        395,360
      25,000  Huntington Bancshares Inc.      407,250        622,750
      72,080  JPMorgan Chase & Co. .....    2,124,720      2,863,738
      25,000  KeyCorp ..................      745,844        790,000
      11,000  Leucadia National Corp. ..      361,227        623,150
      22,037  Manulife Financial Corp. .      543,059        965,000
      55,000  Mellon Financial Corp. ...    1,528,208      1,522,950
      10,000  Merrill Lynch & Co. Inc. .      362,400        497,200
       4,000  Moody's Corp. ............       64,841        293,000
       3,000  Municipal Mortgage &
                Equity, LLC ............       60,488         75,660
       6,000  Northern Trust Corp. .....       60,300        244,800
      50,000  Phoenix Companies Inc. ...      650,511        521,000
      47,000  PNC Financial
                Services Group .........    1,985,813      2,542,700
      15,000  Schwab (Charles) Corp. ...      232,500        137,850
      40,000  St. Paul Travelers
                Companies Inc. .........    1,573,259      1,322,400
      90,000  Sterling Bancorp .........    1,456,021      2,434,500
      12,000  SunTrust Banks Inc. ......      251,737        844,920
      15,000  T. Rowe Price Group Inc. .      617,260        764,100
      55,000  Unitrin Inc. .............    1,694,247      2,286,350
      15,000  Wachovia Corp. ...........      441,375        704,250
      45,000  Waddell & Reed Financial Inc.,
                Cl. A ..................      816,259        990,000
      75,000  Wilmington Trust Corp. ...    2,342,833      2,715,750
                                         ------------   ------------
                                           34,204,941     45,242,339
                                         ------------   ------------
              FOOD AND BEVERAGE -- 5.6%
      50,000  Allied Domecq plc, ADR ...    1,100,950      1,714,000
      37,000  Cadbury Schweppes
                plc, ADR ...............      871,787      1,143,670
      35,000  Campbell Soup Co. ........      794,372        920,150
      40,000  Coca-Cola Amatil
                Ltd., ADR ..............      246,844        406,796
      35,000  Coca-Cola Co. ............    1,612,295      1,401,750
      10,000  Corn Products
                International Inc. .....      260,071        461,000
      50,000  Del Monte Foods Co.+ .....      439,041        524,500
      50,000  Diageo plc, ADR ..........    1,987,727      2,521,500
      40,000  Dreyer's Grand Ice Cream
                Holdings Inc., Cl. A ...    3,173,220      3,198,840
      17,000  Fomento Economico
                Mexicano SA de
                CV, ADR ................      631,836        751,060
      25,000  General Mills Inc. .......    1,158,300      1,122,500
      64,000  Heinz (H.J.) Co. .........    2,169,869      2,305,280
       6,000  Hershey Foods Corp. ......      164,533        280,260

                                                            MARKET
      SHARES                                  COST          VALUE
      ------                                  ----          ------
      13,000  Kellogg Co. .............. $    368,299   $    554,580
       3,000  Mondavi (Robert) Corp.,
                Cl. A+ .................       62,180        117,510
      10,000  Nestle SA ................    2,083,075      2,290,382
      12,514  Tootsie Roll
                Industries Inc. ........      339,630        365,659
                                         ------------   ------------
                                           17,464,029     20,079,437
                                         ------------   ------------
              HEALTH CARE -- 7.0%
      10,000  Abbott Laboratories ......      367,668        423,600
      35,000  Baxter International Inc.       902,048      1,125,600
      16,000  Becton, Dickinson & Co. ..      491,573        827,200
         300  Bio-Rad Laboratories Inc.,
                Cl. B+ .................       11,100         15,750
     105,000  Bristol-Myers Squibb Co. .    2,745,293      2,485,350
      73,000  Eli Lilly & Co. ..........    4,314,956      4,383,650
      11,276  GlaxoSmithKline plc, ADR .      515,984        493,100
      15,000  Henry Schein Inc.+ .......      744,638        934,650
       1,000  Hospira Inc.+ ............       23,468         30,600
      20,000  Johnson & Johnson ........    1,034,361      1,126,600
      15,030  Medco Health
                Solutions Inc.+ ........      432,351        464,427
      65,000  Merck & Co. Inc. .........    3,165,426      2,145,000
       1,000  Nobel Biocare Holding AG .      139,480        155,161
       3,000  Orthofix International NV+       84,894        103,050
     260,000  Pfizer Inc. ..............    8,285,305      7,956,000
     100,000  Schering-Plough Corp. ....    1,808,966      1,906,000
       5,000  Tenet Healthcare Corp.+ ..       58,560         53,950
       2,000  Zimmer Holdings Inc.+ ....      103,551        158,080
                                         ------------   ------------
                                           25,229,622     24,787,768
                                         ------------   ------------
              HOTELS AND GAMING -- 1.3%
      50,000  Hilton Hotels Corp. ......      867,453        942,000
      10,000  Mandalay Resort Group ....      677,440        686,500
     125,200  Prime Hospitality Corp.+ .    1,510,675      1,523,684
      30,000  Starwood Hotels &
                Resorts Worldwide Inc. .      755,965      1,392,600
                                         ------------   ------------
                                            3,811,533      4,544,784
                                         ------------   ------------
              MACHINERY -- 0.6%
       3,000  Caterpillar Inc. .........       35,181        241,350
      28,000  Deere & Co. ..............      567,189      1,807,400
                                         ------------   ------------
                                              602,370      2,048,750
                                         ------------   ------------
              MANUFACTURED HOUSING -- 0.3%
     120,000  Champion Enterprises Inc.+    1,203,097      1,234,800
                                         ------------   ------------
              METALS AND MINING -- 1.4%
      30,000  Fording Canadian Coal
                Trust (Toronto) ........      598,595      1,672,395
      55,875  Freeport-McMoRan Copper
                & Gold Inc., Cl. B .....    1,202,109      2,262,938
      25,000  Newmont Mining Corp. .....      650,026      1,138,250
                                         ------------   ------------
                                            2,450,730      5,073,583
                                         ------------   ------------
              PUBLISHING -- 2.1%
      25,000  Dow Jones & Co. Inc. .....    1,104,769      1,015,250
      11,000  Knight-Ridder Inc. .......      725,310        719,950

               See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                            MARKET
      SHARES                                  COST          VALUE
      ------                                  ----          ------
              COMMON STOCKS (CONTINUED)
              PUBLISHING (CONTINUED)
       1,500  McClatchy Co., Cl. A ..... $     85,925   $    106,245
      10,000  McGraw-Hill Companies Inc.      502,221        796,900
       3,008  News Corp. Ltd., ADR .....       70,880         98,873
      90,000  Reader's Digest
                Association Inc. .......    1,224,956      1,313,100
         406  Seat Pagine Gialle SpA ...        1,350            132
      52,000  Tribune Co. ..............    2,383,633      2,139,800
       1,200  Washington Post Co.,
                Cl. B ..................      700,030      1,104,000
                                         ------------   ------------
                                            6,799,074      7,294,250
                                         ------------   ------------
              REAL ESTATE -- 1.2%
       5,000  Griffin Land &
                Nurseries Inc.+ ........       71,716        120,000
      62,500  Rouse Co. ................    4,162,199      4,180,000
                                         ------------   ------------
                                            4,233,915      4,300,000
                                         ------------   ------------
              RETAIL -- 1.9%
     150,000  Albertson's Inc. .........    3,438,252      3,589,500
     125,300  Safeway Inc.+ ............    2,643,678      2,419,543
       2,000  Sears, Roebuck & Co. .....       51,241         79,700
       6,000  The Home Depot Inc. ......      127,998        235,200
      10,000  Weis Markets Inc. ........      300,480        338,800
                                         ------------   ------------
                                            6,561,649      6,662,743
                                         ------------   ------------
              SPECIALTY CHEMICALS -- 1.9%
      20,000  Albemarle Corp. ..........      434,626        701,800
      10,000  Dow Chemical Co. .........      360,656        451,800
      20,000  E.I. du Pont de Nemours
                and Co. ................      857,331        856,000
       6,000  Ferro Corp. ..............      135,135        130,860
      25,000  Great Lakes
                Chemical Corp. .........      609,306        640,000
      68,000  Monsanto Co. .............    1,137,102      2,476,560
       6,000  NewMarket Corp.+ .........       23,156        125,280
      20,000  Omnova Solutions Inc.+ ...      155,815        120,600
       4,000  Quaker Chemical Corp. ....       79,615         96,600
      60,000  Sensient Technologies
                Corp. ..................    1,213,542      1,298,400
                                         ------------   ------------
                                            5,006,284      6,897,900
                                         ------------   ------------
              TELECOMMUNICATIONS -- 5.1%
      15,000  ALLTEL Corp. .............      745,513        823,650
      60,000  AT&T Corp. ...............    1,406,235        859,200
      63,900  BCE Inc. .................    1,358,957      1,383,435
      35,000  BellSouth Corp. ..........      934,347        949,200
     300,000  BT Group plc .............    1,251,761        975,806
      30,000  BT Group plc, ADR ........    1,006,938        988,500
      20,000  Cable & Wireless plc, ADR       112,000        105,200
     190,000  Cincinnati Bell Inc.+ ....    1,244,063        663,100
      50,000  Citizens Communications Co.     705,345        669,500
      50,000  Deutsche Telekom AG, ADR+       875,541        933,000
      12,000  France Telecom SA, ADR ...      347,118        300,000
     420,000  Qwest Communications
                International Inc.+ ....    1,745,277      1,398,600
      75,000  SBC Communications Inc. ..    2,281,410      1,946,250
      65,000  Sprint Corp. .............      934,361      1,308,450

                                                            MARKET
      SHARES                                  COST          VALUE
      ------                                  ----          ------
       3,300  Telecom Italia SpA, ADR .. $     31,072   $    101,508
       7,880  Telefonica SA, ADR .......       86,781        354,521
      20,000  TELUS Corp. ..............      327,674        414,049
     100,000  Verizon Communications
                Inc. ...................    3,769,983      3,938,000
                                         ------------   ------------
                                           19,164,376     18,111,969
                                         ------------   ------------
              TRANSPORTATION -- 0.2%
      33,100  GATX Corp. ...............      823,544        882,446
                                         ------------   ------------
              WIRELESS COMMUNICATIONS -- 3.3%
     650,000  AT&T Wireless
                Services Inc.+ .........    8,772,488      9,607,000
      40,000  Microcell Telecommunications
                Inc., Cl. B+ ...........    1,057,396      1,125,203
     300,000  mm02 plc+ ................      336,932        533,368
      20,000  mm02 plc, ADR+ ...........      199,884        355,000
                                         ------------   ------------
                                           10,366,700     11,620,571
                                         ------------   ------------
              TOTAL COMMON STOCKS ......  253,331,181    315,857,589
                                         ------------   ------------
              PREFERRED STOCKS -- 3.3%
              AUTOMOTIVE -- 0.1%
       1,000  Ford Motor Co. Capital Trust II,
                6.500% Cv. Pfd. ........       45,215         52,280
              General Motors Corp.,
       6,000    5.250% Cv. Pfd., Ser. B       152,000        143,460
       4,000    4.500% Cv. Pfd., Ser. A       100,000        101,640
                                         ------------   ------------
                                              297,215        297,380
                                         ------------   ------------
              AVIATION: PARTS AND SERVICES -- 0.5%
       7,000  Coltec Capital Trust,
                5.250% Cv. Pfd. ........      281,500        313,250
      13,900  Sequa Corp.,
                $5.00 Cv. Pfd. .........    1,073,040      1,341,350
                                         ------------   ------------
                                            1,354,540      1,654,600
                                         ------------   ------------
              BROADCASTING -- 1.8%
      65,000  CVC Equity Securities Trust I,
                6.500% Cv. Pfd. ........    1,576,340      1,356,550
       2,619  Granite Broadcasting Corp.,
                12.750% Pfd.+ ..........    1,488,446      1,073,790
         100  Gray Television Inc.,
                8.000% Cv. Pfd.,
                Ser.  C  (b)(c) ........    1,000,000      1,020,000
      46,100  Rainbow  Equity
                Securities
                Trust II,
                6.250% Cv. Pfd. ........      801,487      1,034,023
      50,500  Sinclair Broadcast Group Inc.,
                6.000% Cv. Pfd., Ser. D     2,362,125      2,031,615
                                         ------------   ------------
                                            7,228,398      6,515,978
                                         ------------   ------------
              COMMUNICATIONS EQUIPMENT -- 0.4%
       1,100  Lucent Technologies
                Capital Trust I,
                7.750% Cv. Pfd. ........      759,000      1,320,000
                                         ------------   ------------

               See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                            MARKET
      SHARES                                  COST          VALUE
      ------                                  ----          ------
              PREFERRED STOCKS (CONTINUED)
              DIVERSIFIED INDUSTRIAL -- 0.0%
      26,200  WHX Corp.,
                $3.75 Cv. Pfd., Ser. B+  $    177,129   $    131,000
                                         ------------   ------------
              ENTERTAINMENT -- 0.0%
       3,000  Metromedia International Group Inc.,
                7.250% Cv. Pfd.+ .......        5,310         44,100
                                         ------------   ------------
              PUBLISHING -- 0.1%
       5,730  News Corp. Ltd., Pfd., ADR      152,085        179,521
                                         ------------   ------------
              TELECOMMUNICATIONS -- 0.4%
      33,000  Cincinnati Bell Inc.,
                6.750% Cv. Pfd., Ser. B       918,894      1,386,000
                                         ------------   ------------
              TOTAL PREFERRED STOCKS ...   10,892,571     11,528,579
                                         ------------   ------------
              WARRANTS -- 0.2%
              BUSINESS SERVICES -- 0.2%
     250,000  GP Strategies Corp.,
                Expire 08/14/08+ (c) ...      637,065        637,065
                                         ------------   ------------
  PRINCIPAL
   AMOUNT
   ------
              CORPORATE BONDS -- 3.0%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.5%
$ 1,000,000   Pep Boys - Manny, Moe & Jack, Cv.,
                4.250%, 06/01/07 .......      987,203        995,000
    800,000   Standard Motor Products Inc.,
                Sub. Deb. Cv.,
                6.750%, 07/15/09 .......      658,832        792,000
    100,000   Tenneco Automotive Inc., Ser. B,
                Sub. Deb.,
                11.625%, 10/15/09 ......       64,691        106,000
                                         ------------   ------------
                                            1,710,726      1,893,000
                                         ------------   ------------
              AVIATION: PARTS AND SERVICES -- 0.4%
  1,400,000   GenCorp Inc., Sub. Deb. Cv.,
                5.750%, 04/15/07 .......    1,338,483      1,438,500
                                         ------------   ------------
              BUSINESS SERVICES -- 0.4%
    100,000   BBN Corp., Sub. Deb. Cv.,
                6.000%, 04/01/12+ (a)(c)       97,500              0
  2,000,000   GP Strategies Corp., Sub. Deb.,
                6.000%, 08/14/08 (c) ...    1,463,787      1,377,950
                                         ------------   ------------
                                            1,561,287      1,377,950
                                         ------------   ------------
              CABLE AND SATELLITE -- 0.4%
  1,500,000   Charter Communications Inc.,
                Cv.,
                4.750%, 06/01/06 .......    1,079,346      1,290,000
                                         ------------   ------------
              COMMUNICATIONS EQUIPMENT -- 0.8%
  1,800,000   Agere Systems Inc.,
                Sub. Deb. Cv.,
                6.500%, 12/15/09 .......    1,667,249      1,811,250
  1,000,000   Nortel Networks Corp., Cv.,
                4.250%, 09/01/08 .......      977,179        970,000
                                         ------------   ------------
                                            2,644,428      2,781,250
                                         ------------   ------------

   PRINCIPAL                                                MARKET
    AMOUNT                                    COST          VALUE
   ---------                                  ----          ------
              ELECTRONICS -- 0.3%
$ 1,100,000   Oak Industries Inc.,
                Sub. Deb. Cv.,
                4.875%, 03/01/08 ....... $    828,979   $  1,137,125
                                         ------------   ------------
              ENERGY AND UTILITIES -- 0.2%
  1,200,000   Mirant Corp., Deb. Cv.,
                2.500%, 06/15/21+ (a) ..      886,921        762,000
                                         ------------   ------------
              FOOD AND BEVERAGE -- 0.0%
    100,000   Parmalat Capital, Cv.,
                1.000%, 12/31/05+ (a) ..      117,308         22,069
    100,000   Parmalat Netherlands BV, Cv.,
                0.875%, 06/30/21+ (a) ..      110,542         36,639
                                         ------------   ------------
                                              227,850         58,708
                                         ------------   ------------
              HEALTH CARE -- 0.0%
    200,000   Twin Laboratories Inc.,
                Sub. Deb.,
                10.250%, 05/15/06+ (a) .       98,105         57,000
                                         ------------   ------------
              TOTAL CORPORATE BONDS ....   10,376,125     10,795,533
                                         ------------   ------------
              U.S. GOVERNMENT OBLIGATIONS -- 4.4%
 15,689,000   U.S. Treasury Bills,
                1.116% to 1.705%++,
                10/07/04 to 12/30/04 ...   15,660,104     15,659,864
                                         ------------   ------------
              TOTAL
                INVESTMENTS -- 99.7% ... $290,897,046    354,478,630
                                         ============

              OTHER ASSETS AND LIABILITIES
                (NET) -- 0.3% .........................    1,046,837
                                                        ------------
              NET ASSETS -- 100.0% .................... $355,525,467
                                                        ============
----------------
              For Federal tax purposes:
              Aggregate cost of investments ........... $291,974,892
                                                        ============
              Gross unrealized appreciation ........... $ 70,439,287
              Gross unrealized depreciation ...........   (7,935,549)
                                                        ------------
              Net unrealized appreciation
                (depreciation) ........................ $ 62,503,738
                                                        ============

----------------
 (a)  Security in default.
 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the Rule 144A securities are considered liquid and the market value amounted to $1,020,000 or 0.29% of total net assets.
 (c) Securities fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. The aggregate value of such securities is $3,035,015 or 0.85% of total net assets.
 +    Non-income producing security.
 ++   Represents annualized yield at date of purchase.
ADR - American Depository Receipt.
CVO - Contingent Value Obligation.

                See accompanying notes to financial statements.

                         THE GABELLI EQUITY INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (cost $290,897,046) ..... $354,478,630
  Cash ..........................................        1,400
  Receivable for investments sold ...............      277,485
  Receivable for Fund shares sold ...............    1,200,428
  Dividends and interest receivable .............      768,392
  Other assets ..................................        2,621
                                                  ------------
  TOTAL ASSETS ..................................  356,728,956
                                                  ------------
LIABILITIES:
  Payable for Fund shares redeemed ..............      628,077
  Payable for investment advisory fees ..........      288,421
  Payable for distribution fees .................       72,146
  Payable for shareholder services fees .........       88,613
  Payable for shareholder communication fees ....       48,941
  Other accrued expenses ........................       77,291
                                                  ------------
  TOTAL LIABILITIES .............................    1,203,489
                                                  ------------
  NET ASSETS applicable to 21,255,923
    shares outstanding .......................... $355,525,467
                                                  ============
NET ASSETS CONSIST OF:
  Capital stock, at $0.001 par value ............ $     21,256
  Additional paid-in capital ....................  287,475,972
  Accumulated (distributions in excess of)
    net investment income .......................    1,790,018
  Accumulated net realized gain on investments
    and foreign currency transactions ...........    2,655,907
  Net unrealized appreciation on investments
    and foreign currency translations ...........   63,582,314
                                                  ------------
  TOTAL NET ASSETS .............................. $355,525,467
                                                  ============
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption price per
    share ($355,321,623 / 21,243,708 shares
    outstanding; 200,000,000 shares authorized
    of $0.001 par value) ........................       $16.73
                                                        ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($123,726 / 7,400 shares outstanding;
    50,000,000 shares authorized of
    $0.001 par value) ...........................       $16.72
                                                        ======
  Maximum sales charge ..........................        5.75%
                                                        ======
  Maximum offering price per share (NAV / .9425,
    based on maximum sales charge of 5.75% of
    the offering price at September 30, 2004) ...       $17.74
                                                        ======
  CLASS B:
  Net Asset Value and offering price per share
    ($1,030 / 61.97 shares outstanding; 50,000,000
    shares authorized of $0.001 par value) ......       $16.62(a)
                                                        ======
  CLASS C:
  Net Asset Value and offering price per share
    ($79,088 / 4,753 shares outstanding; 50,000,000
    shares authorized of $0.001 par value) ......       $16.64(a)
                                                        ======
---------------
(a) Redemption price varies based on length of time held.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $106,636) .............. $ 8,198,013
  Interest ..................................................   1,093,407
                                                              -----------
  TOTAL INVESTMENT INCOME ...................................   9,291,420
                                                              -----------
EXPENSES:
  Investment advisory fees ..................................   3,186,312
  Distribution fees -- Class AAA ............................     796,500
  Distribution fees -- Class A ..............................          40
  Distribution fees -- Class B ..............................           8
  Distribution fees -- Class C ..............................         131
  Shareholder services fees .................................     361,261
  Shareholder communications expenses .......................     165,659
  Custodian fees ............................................      77,643
  Legal and audit fees ......................................      52,522
  Registration fees .........................................      28,796
  Directors' fees ...........................................      22,928
  Miscellaneous expenses ....................................      63,053
                                                              -----------
  TOTAL EXPENSES ............................................   4,754,853
                                                              -----------
  NET INVESTMENT INCOME .....................................   4,536,567
                                                              -----------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS:
  Net realized gain on investments ..........................   8,024,719
  Net realized gain on foreign
    currency transactions ...................................       4,564
  Net change in unrealized appreciation/
    depreciation on investments and foreign
    currency translations ...................................  33,027,899
                                                              -----------
  NET REALIZED AND UNREALIZED GAIN ON
    INVESTMENTS AND FOREIGN CURRENCY
    TRANSACTIONS ............................................  41,057,182
                                                              -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ......................................... $45,593,749
                                                              ===========

                See accompanying notes to financial statements.

                         THE GABELLI EQUITY INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED           YEAR ENDED
                                                                              SEPTEMBER 30, 2004   SEPTEMBER 30, 2003
                                                                              ------------------   ------------------
OPERATIONS:
  Net investment income ........................................................ $  4,536,567         $  4,932,398
  Net realized gain/(loss) on investments and foreign currency transactions ....    8,029,283           (1,080,553)
  Net change in unrealized appreciation/depreciation on investments
    and foreign currency translations ..........................................   33,027,899           47,288,390
                                                                                 ------------         ------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........................   45,593,749           51,140,235
                                                                                 ------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA ..................................................................   (5,229,584)          (4,398,932)
    Class A ....................................................................         (389)                  --
    Class B ....................................................................          (13)                  --
    Class C ....................................................................         (259)                  --
                                                                                 ------------         ------------
                                                                                   (5,230,245)          (4,398,932)
                                                                                 ------------         ------------
  Net realized capital gain
    Class AAA ..................................................................   (1,806,422)                  --
    Class A ....................................................................         (135)                  --
    Class B ....................................................................           (4)                  --
    Class C ....................................................................          (89)                  --
                                                                                 ------------         ------------
                                                                                   (1,806,650)                  --
                                                                                 ------------         ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..........................................   (7,036,895)          (4,398,932)
                                                                                 ------------         ------------
CAPITAL SHARE TRANSACTIONS:
  Class AAA ....................................................................   54,989,849           52,098,140
  Class A ......................................................................      123,156                   --
  Class B ......................................................................        1,017                   --
  Class C ......................................................................       77,434                   --
                                                                                 ------------         ------------
  Net increase in net assets from capital share transactions ...................   55,191,456           52,098,140
                                                                                 ------------         ------------
  NET INCREASE IN NET ASSETS ...................................................   93,748,310           98,839,443


NET ASSETS:
  Beginning of period ..........................................................  261,777,157          162,937,714
                                                                                 ------------         ------------
  End of period (including undistributed net investment income of
    $0 and $672,481, respectively) ............................................. $355,525,467         $261,777,157
                                                                                 ============         ============

                See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli Equity Income Fund (the "Fund") is a series of Gabelli Equity Series Funds, Inc. (the "Corporation"), which was organized on July 25, 1991 as a Maryland corporation. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of three separately managed portfolios (collectively, the "Portfolios") of the Corporation, each with four separate classes of shares known as Class AAA, Class A, Class B and Class C. The Fund's primary objective is to seek a high level of total return with an emphasis on income. The Fund commenced investment operations on January 2, 1992.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At September 30, 2004, there were no open repurchase agreements.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed. At September 30, 2004, there were no open futures contracts.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency transactions. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At September 30, 2004, there were no open forward foreign exchange contracts.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  transactions.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

For the fiscal year ended September 30, 2004 reclassifications were made to increase accumulated net investment income by $4,565 and decrease accumulated net realized gain on investments by $4,565.

For the fiscal years ended September 30, 2004 and 2003, the tax character of distributions is all ordinary income.

EXPENSES. Certain administrative expenses are common to, and allocated among, the Portfolios and then among the Classes of Shares. Such allocations are made on the basis of each Portfolio's and Class' average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the Fund's policy to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

The difference between book and tax basis unrealized appreciation is primarily due to deferral of losses from wash sales for tax purposes.

As of September 30, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

              Undistributed ordinary income
                (inclusive of short-term capital gains) ......  $ 1,374,937
              Undistributed long-term capital gains ..........    4,171,499
              Net unrealized appreciation ....................   62,503,738
              Other temporary differences ....................      (21,935)
                                                                -----------
                Total accumulated earnings ...................  $68,028,239
                                                                ===========

The Fund  utilized  capital loss  carryforwards  of $478,901  during fiscal year
2004.

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are its affiliates.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of those Classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the fiscal year ended September 30, 2004, other than short term securities, aggregated $85,582,284 and $35,946,446, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the fiscal year ended September 30, 2004, the Fund paid brokerage commissions of $119,977 to Gabelli & Company. During the fiscal year ended September 30, 2004, Gabelli & Company received $905 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Advisory Agreement. During the year ended September 30, 2004, the Fund reimbursed the Adviser $34,800 in connection with the cost of computing the Fund's net asset value, which is included in miscellaneous expenses in the Statement of Operations.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. During the year ended September 30, 2004, there were no borrowings from the line of credit.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

8. CAPITAL STOCK TRANSACTIONS. The Fund offers four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares and Class C Shares. Class AAA Shares are offered through selected broker/dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (CDSC) upon redemption within six years of purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for one year after purchase. As of July 27, 2004, Class B Shares are available only through exchange of Class B Shares of other Funds distributed by Gabelli & Company.

Effective November 1, 2004, the Fund will impose a 2.00% redemption fee on Class AAA, Class A, Class B and Class C shares that are purchased on or after November 1, 2004, and redeemed or exchanged within 60 days after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and retained by the Fund.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

Transactions in shares of capital stock were as follows:

                                                              YEAR ENDED                       YEAR ENDED
                                                          SEPTEMBER 30, 2004               SEPTEMBER 30, 2003
                                                     ----------------------------     ----------------------------
                                                        SHARES          AMOUNT            SHARES           AMOUNT
                                                        ------          ------            ------           ------
                                                               CLASS AAA                        CLASS AAA
                                                     ----------------------------     ----------------------------
Shares sold ........................................  7,919,728      $130,184,333      14,773,776    $ 197,502,549
Shares issued upon reinvestment of dividends .......    393,424         6,453,128         292,370        4,080,708
Shares redeemed .................................... (4,998,860)      (81,647,612)    (10,797,815)    (149,485,117)
                                                     ----------      ------------     -----------    -------------
Net increase .......................................  3,314,292      $ 54,989,849       4,268,331    $  52,098,140
                                                     ==========      ============     ===========    =============
                                                                CLASS A                          CLASS A
                                                     ----------------------------     ----------------------------
Shares sold ........................................      7,383      $    122,882              --               --
Shares issued upon reinvestment of dividends .......         17               274              --               --
Shares redeemed ....................................         --                --              --               --
                                                     ----------      ------------     -----------    -------------
Net increase .......................................      7,400      $    123,156              --               --
                                                     ==========      ============     ===========    =============
                                                                CLASS B                          CLASS B
                                                     ----------------------------     ----------------------------
Shares sold ........................................         61      $      1,000              --               --
Shares issued upon reinvestment of dividends .......          1                17              --               --
Shares redeemed ....................................         --                --              --               --
                                                     ----------      ------------     -----------    -------------
Net increase .......................................         62      $      1,017              --               --
                                                     ==========      ============     ===========    =============
                                                                CLASS C                          CLASS C
                                                     ----------------------------     ----------------------------
Shares sold ........................................      4,732      $     77,086              --               --
Shares issued upon reinvestment of dividends .......         21               348              --               --
Shares redeemed ....................................         --                --              --               --
                                                     ----------      ------------     -----------    -------------
Net increase .......................................      4,753      $     77,434              --               --
                                                     ==========      ============     ===========    =============

9. OTHER MATTERS. On October 7, 2003, the Fund's Adviser received a subpoena from the Attorney General of the State of New York requesting information on mutual fund shares trading practices. The Adviser has also received a subpoena and letters from the SEC requesting information about mutual fund trading practices and valuation of portfolio securities. The Adviser is responding to these requests. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

10. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE GABELLI EQUITY INCOME FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                            INCOME
                  FROM INVESTMENT OPERATIONS                                        DISTRIBUTIONS
               ------------------------------------------------------   --------------------------------------
                                               Net
                Net Asset                 Realized and        Total                    Net
  Period         Value,        Net          Unrealized        from          Net      Realized
   Ended       Beginning    Investment    Gain/(Loss) on   Investment   Investment    Gain on        Total
September 30   of Period   Income/(Loss)   Investments     Operations     Income    Investments  Distributions
------------   ---------   -------------  --------------   ----------   ----------  -----------  -------------
CLASS AAA
  2004           $14.60        $0.23         $ 2.26          $ 2.49      $(0.27)      $(0.09)       $(0.36)
  2003            11.93         0.28           2.64            2.92       (0.25)          --         (0.25)
  2002            13.88         0.23          (1.79)          (1.56)      (0.23)       (0.16)        (0.39)
  2001            16.35         0.25          (0.28)          (0.03)      (0.36)       (2.08)        (2.44)
  2000            17.58         0.46           0.81            1.27       (0.36)       (2.14)        (2.50)

CLASS A
  2004(a)        $16.40        $0.16         $ 0.43          $ 0.59      $(0.20)      $(0.07)       $(0.27)

CLASS B
  2004(a)        $16.40        $0.07         $ 0.42          $ 0.49      $(0.20)      $(0.07)       $(0.27)

CLASS C
  2004(a)        $16.40        $0.08         $ 0.43          $ 0.51      $(0.20)      $(0.07)       $(0.27)


                                    RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                           ------------------------------------------------------------

                 Net Asset           Net Assets       Net
  Period          Value,               End of      Investment                Portfolio
   Ended          End of     Total     Period       Income/    Operating      Turnover
September 30      Period    Return+  (in 000's)      (Loss)     Expenses        Rate
------------      ------    -------  ---------     ----------  ---------     ----------
CLASS AAA
  2004            $16.73     17.13%   $355,321        1.42%      1.49%          12%
  2003             14.60     24.59     261,777        2.09       1.49           27
  2002             11.93    (11.58)    162,938        1.75       1.50           12
  2001             13.88     (0.43)    121,499        1.65       1.55           41
  2000             16.35      8.41      89,164        2.85       1.66(c)        33

CLASS A
  2004(a)         $16.72      3.62%       $124        1.33%(b)   1.49%(b)       12%

CLASS B
  2004(a)         $16.62      3.00%         $1        0.56%(b)   2.24%(b)       12%

CLASS C
  2004(a)         $16.64      3.13%        $79        0.62%(b)   2.24%(b)       12%

---------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) From the commencement of offering Class A, Class B and Class C Shares on December 31, 2003.
(b) Annualized.
(c) The Fund incurred interest expense during the year ended September 30, 2000. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.61%.

                See accompanying notes to financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of The Gabelli Equity Income Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Gabelli Equity Income Fund (the "Fund"), a series of Gabelli Equity Series Funds, Inc., as of September 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Gabelli Equity Income Fund at September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
New York, New York
November 12, 2004

THE GABELLI EQUITY INCOME FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about The Gabelli Equity Income Fund's Directors and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Equity Income Fund at One Corporate Center, Rye, NY 10580-1422.

                         TERM OF        NUMBER OF
NAME, POSITION(S)      OFFICE AND     FUNDS IN FUND
    ADDRESS 1            LENGTH OF   COMPLEX OVERSEEN     PRINCIPAL OCCUPATION(S)                         OTHER DIRECTORSHIPS
     AND AGE          TIME SERVED 2     BY DIRECTOR       DURING PAST FIVE YEARS                          HELD BY DIRECTOR 3
-----------------     -------------  ----------------     -----------------------                         -------------------
INTERESTED DIRECTORS 4:
----------------------
MARIO J. GABELLI       Since 1991          24        Chairman of the Board and Chief Executive        Director of Morgan Group
Director and                                         Officer of Gabelli Asset Management Inc. and     Holdings, Inc. (holding
Chief Investment Officer                             Chief Investment Officer of Gabelli Funds,       company)
Age: 62                                              LLC and GAMCO Investors, Inc.; Vice Chairman
                                                     and Chief Executive Officer of Lynch
                                                     Interactive Corporation (multimedia
                                                     and services)

JOHN D. GABELLI        Since 1991          10        Senior Vice President of Gabelli & Company,              --
Director                                             Inc.; Director of Gabelli Advisers, Inc.
Age: 60

KARL OTTO POHL         Since 1992          34        Member of the Shareholder Committee of Sal       Director of Gabelli Asset
Director                                             Oppenheim Jr. & Cie (private investment          Management Inc. (investment
Age: 74                                              bank); Former President of the                   management); Chairman,
                                                     Deutsche Bundesbank and Chairman of its          Incentive Capital and
                                                     Central Bank Council (1980-1991)                 Incentive Asset Management
                                                                                                      (Zurich); Director at Sal
                                                                                                      Oppenheim Jr. & Cie, Zurich

NON-INTERESTED DIRECTORS:
------------------------
ANTHONY J. COLAVITA    Since 1991          36        President and Attorney at Law in the law firm            --
Director                                             of Anthony J. Colavita, P.C.
Age: 68

VINCENT D. ENRIGHT     Since 1991          13        Former Senior Vice President and Chief           Director of Aphton Corporation
Director                                             Financial Officer of KeySpan Energy              (biopharmaceutical company)
Age: 60                                              Corporation

ROBERT J. MORRISSEY    Since 1991          10        Partner in the law firm of Morrissey, Hawkins            --
Director                                             & Lynch
Age: 65

THE GABELLI EQUITY INCOME FUND
ADDITIONAL FUND INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                         TERM OF        NUMBER OF
NAME, POSITION(S)      OFFICE AND     FUNDS IN FUND
    ADDRESS 1            LENGTH OF   COMPLEX OVERSEEN     PRINCIPAL OCCUPATION(S)                         OTHER DIRECTORSHIPS
     AND AGE          TIME SERVED 2     BY DIRECTOR       DURING PAST FIVE YEARS                          HELD BY DIRECTOR 3
-----------------     -------------  ----------------     -----------------------                         -------------------
NON-INTERESTED DIRECTORS (CONTINUED):
-------------------------------------
ANTHONY R. PUSTORINO   Since 1991          17        Certified Public Accountant; Professor          Director of Lynch Corporation
Director                                             Emeritus, Pace University                       (diversified manufacturing)
Age: 79

ANTHONIE C. VAN EKRIS  Since 1991          20        Managing Director of BALMAC                     Director of Aurado Energy, Inc.
Director                                             International, Inc. (commodities)               (oil & gas operations)
Age: 70

SALVATORE J. ZIZZA     Since 2001          24        Chairman, Hallmark Electrical Suppliers Corp.;  Director of Hollis Eden
Director                                             Former Executive Vice President of FMG Group    Pharmaceuticals; Director of
Age: 58                                              (OTC), a healthcare provider                    Earl Scheib, Inc. (automotive
                                                                                                     services)

OFFICERS:
---------
BRUCE N. ALPERT        Since 1991          --        Executive Vice President and Chief Operating             --
President and Treasurer                              Officer of Gabelli Funds, LLC since 1988 and
Age: 52                                              an officer of all mutual funds advised by
                                                     Gabelli Funds, LLC and its affiliates.
                                                     Director and President of Gabelli Advisers, Inc.

JAMES E. MCKEE         Since 1995          --        Vice President, General Counsel and Secretary            --
Secretary                                            of Gabelli Asset Management Inc. since 1999
Age: 41                                              and GAMCO Investors, Inc. since 1993;
                                                     Secretary of all mutual funds advised by
                                                     Gabelli Advisers, Inc. and Gabelli Funds, LLC

---------------------
  1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted. 2 Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's By-Laws and Articles of Incorporation.
  3 This column includes only directorships of companies required to report to the SEC under the Securities and Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.
  4 "Interested person" of the Fund as defined in the Investment Company Act of 1940. Messrs. Gabelli, Gabelli and Pohl are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser. Mario J.Gabelli and John D. Gabelli are brothers.

--------------------------------------------------------------------------------
                   2004 TAX NOTICE TO SHAREHOLDERS (Unaudited)

  For the fiscal year ended September 30, 2004, the Fund paid to shareholders ordinary income dividends (comprised of net investment income and short-term capital gains) totaling $0.36, $0.27, $0.27 and $0.27 per share for Class AAA, Class A, Class B and Class C, respectively. For the fiscal year ended September 30, 2004, 85.79% of the ordinary income dividend qualifies for the dividend received deduction available to corporations and 100% of the ordinary income distribution was qualifying dividend income. An estimate of qualified dividend income of $7,036,895 was received by the Fund through September 30, 2004 that qualifies for a reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

  U.S. GOVERNMENT INCOME:
  The percentage of the ordinary income dividend paid by the Fund during fiscal year 2004 which was derived from U.S. Treasury securities was 0.77%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The Gabelli Equity Income Fund did not meet this strict requirement in 2004. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax advisor as to the applicability of the information provided to your specific situation.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE ________________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GABELLI WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE ______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE ____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations less than $1 billion) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations less than $1.5 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GABELLI GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GABELLI INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH _________________________
GABELLI GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
GABELLI WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GABELLI WESTWOOD REALTY FUND
Seeks to invest in securities that are primarily engaged in or related to the real estate industry. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                     PORTFOLIO MANAGER: SUSAN M. BYRNE

SPECIALTY EQUITY ____________________________
GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GABELLI GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GABELLI GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE _____________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN_________________________________
Gabelli Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of the debt instrument. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

QUANTITATIVE_________________________________
NED DAVIS RESEARCH ASSET  ALLOCATION  FUND
Seeks to achieve returns greater then the weighted composite benchmark consisting of 60% in the S&P 500 Index and 40% in the Lehman Long Term U.S. Government Bond Index through a flexible asset allocation strategy. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

FIXED INCOME ________________________________
GABELLI WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET __________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

THE TREASURER'S FUND
Three money market portfolios designed to generate superior returns without compromising portfolio safety. U.S. Treasury Money Market seeks to invest in U.S. Treasury securities and repurchase agreements. Tax Exempt Money Market seeks to invest in municipal securities. Domestic Prime Money Market seeks to invest in prime quality, domestic money market instruments.
                                   (NO-LOAD) PORTFOLIO MANAGER: JUDITH A. RANERI

THE GLOBAL FUNDS INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC AND POLITICAL RISKS.

AN INVESTMENT IN THE ABOVE MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

 TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY
       BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                        Gabelli Equity Series Funds, Inc.
                         THE GABELLI EQUITY INCOME FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.


                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                             Karl Otto Pohl
CHAIRMAN AND CHIEF                                FORMER PRESIDENT
INVESTMENT OFFICER                                DEUTSCHE BUNDESBANK
GABELLI ASSET MANAGEMENT INC.

Anthony J. Colavita                               Anthony R. Pustorino
ATTORNEY-AT-LAW                                   CERTIFIED PUBLIC ACCOUNTANT
ANTHONY J. COLAVITA, P.C.                         PROFESSOR EMERITUS
                                                  PACE UNIVERSITY

Vincent D. Enright                                Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT                      MANAGING DIRECTOR
AND CHIEF FINANCIAL OFFICER                       BALMAC INTERNATIONAL, INC.
KEYSPAN ENERGY CORP.

John D. Gabelli                                   Salvatore J. Zizza
SENIOR VICE PRESIDENT                             CHAIRMAN
GABELLI & COMPANY, INC.                           HALLMARK ELECTRICAL
                                                  SUPPLIES CORP.

Robert J. Morrissey
ATTORNEY-AT-LAW
MORRISSEY, HAWKINS & LYNCH

                                    OFFICERS

Bruce N. Alpert                                   James E. McKee
PRESIDENT AND TREASURER                           SECRETARY

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB444Q304SR

[GRAPHIC OMITTED]
PICTURE OF MARIO GABELLI

THE
GABELLI
EQUITY
INCOME
FUND

                                                                   ANNUAL REPORT
                                                              SEPTEMBER 30, 2004

                    THE GABELLI WOODLAND SMALL CAP VALUE FUND

                                ANNUAL REPORT (A)
                               SEPTEMBER 30, 2004



TO OUR SHAREHOLDERS,

      During the fiscal year ended September 30, 2004, the Gabelli Woodland Small Cap Value Fund (the "Fund") rose 21.2% while the Russell 2000 Index rose 18.8%.

      Enclosed is the investment portfolio and financial statements as of September 30, 2004.


COMPARATIVE RESULTS

---------------------------------------------------------------------------------------------
                            AVERAGE ANNUAL RETURNS -- SEPTEMBER 30, 2004 (B)
---------------------------------------------------------------------------------------------
                        CLASS AAA SHARES    CLASS A SHARES    CLASS B SHARES   CLASS C SHARES
---------------------------------------------------------------------------------------------
 Quarter .................  (1.24)%            (1.16)%            (0.84)%          (1.40)%
                                               (6.85)(c)          (5.80)(d)        (2.39)(d)
 Year to Date ............   6.23               6.32               7.63             5.68
                                                0.24(c)            2.63(d)          4.68(d)
 One Year ................  21.22              21.34              22.91            20.33
                                               14.41(c)           17.91(d)         19.33(d)
 Since Inception (e) .....  15.25              15.25              16.22            14.58
                                               11.42(c)           14.17(d)         14.58(d)

  (a) THE FUND'S FISCAL YEAR ENDS SEPTEMBER 30.
  (b) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND ARE NET OF EXPENSES. RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RESULTS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE RUSSELL 2000 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED. THE ADVISER REIMBURSED EXPENSES TO LIMIT THE EXPENSE RATIO. HAD SUCH LIMITATION NOT BEEN IN PLACE, RETURNS WOULD HAVE BEEN LOWER. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM TO OBTAIN PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH-END. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
  (c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
  (d) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR CLASS B AND CLASS C SHARES, RESPECTIVELY.
  (e) TOTAL RETURNS FROM COMMENCEMENT OF INVESTMENT OPERATIONS ON DECEMBER 31, 2002.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 We have  separated  the  portfolio  manager's  commentary  from the  financial
 statements   and  investment   portfolio  due  to  new  corporate   governance
 regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including
 the   portfolio  of   investments,   will  be  available  on  our  website  at
 www.gabelli.com/funds.
--------------------------------------------------------------------------------

PERFORMANCE DISCUSSION

      Fund performance for the fiscal year ending September 30, 2004 outperformed the Russell 2000. The Class AAA Shares of the Fund gained 21.2% versus a gain of 18.8% for the Russell 2000 Index. Calendar year-to-date the Fund is up 6.3% versus a gain of 3.7% for the Russell 2000.

      Last year when we wrote to you the war in Iraq was clearly the major challenge confronting us followed by the economic recovery, corporate scandals and the threat of terrorist activity. Over the past year, we have seen the economy continue to move forward and corporate scandals appear to be receding. However, the ongoing "civil war" in Iraq and rising raw materials cost continue to be major impediments to the market. In addition the dramatic rise in fuel costs have imposed a "tax" that is putting a drag on overall consumer discretionary spending. It always seems that the moment we solve/settle one problem another rises to take its place. That is the long-term history of the market. We have and will continue to deal with that reality.

      During the past year we had several investments add to our overall performance. The three biggest contributors were Texas Industries, Cole National, and Pentair. Texas Industries rose 109.1% over the last twelve months. As a leading supplier of steel and cement, they have been able to take advantage of higher steel pricing and strong demand for cement. Cole National was purchased for the portfolio in June 2003 and was sold less than a year later in May 2004 due to a merger agreement with Luxottica Group at a gain of greater than 65%. Finally, Pentair rose 75.2% over the past twelve months. Pentair has benefited from a strong management group that has restructured and repositioned the company from multiple businesses into an industry leading Water and Enclosures Company.

      We were not without our share of disappointments during the past year. Two disappointments were Wilson Greatbatch and Concorde Career Colleges. We typically sell stocks for two reasons: 1) they reach our appraisal of their intrinsic value or 2) we lose confidence in the company (and our valuation estimate) due to a change in the competitive landscape or an unforeseen negative event, which can include management misallocating capital. For a variety of reasons, we lost confidence in each of these companies and sold them at a discount to their original cost.

      We remain disciplined in our investment approach. We are focused on investing in companies with positive and growing earnings and free cash flow, operated by management teams that are excellent allocators of capital, and trade at prices we believe are significantly less than our appraisal of their intrinsic value.

      COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GABELLI
       WOODLAND SMALL CAP VALUE FUND CLASS AAA AND THE RUSSELL 2000 INDEX

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

                 Gabelli Woodland Small
             Cap Value Fund (Class AAA)          Russell 2000 Index
12/31/02                        $10,000                     $10,000
9/30/03                          10,580                      12,858
9/30/04                          12,825                      15,271

-------------------------------------------------
           Average Annual Total Return*
-------------------------------------------------
                       1 Year       Life of Fund
-------------------------------------------------
Class AAA               21.22%         15.25%
Russell 2000            18.77          27.38
-------------------------------------------------

*Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

GABELLI WOODLAND SMALL CAP VALUE FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from April 1, 2004 through  September  30,  2004
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the Fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case -- because the return used is NOT the Fund's actual return -- the results do not apply to your investment. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. The "Annualized Expense Ratio" represents the actual expenses for the period and may be different from the expense ratio in the Financial Highlights which is for the year ended September 30, 2004.

                              Beginning       Ending     Annualized   Expenses
                            Account Value  Account Value  Expense   Paid During
                               4/1/04         9/30/04      Ratio      Period*
--------------------------------------------------------------------------------
WOODLAND SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA                    $1,000.00      $1,010.30      2.00%      $10.05
Class A                      $1,000.00      $1,011.10      2.00%      $10.06
Class B                      $1,000.00      $1,019.60      2.75%      $13.88
Class C                      $1,000.00      $1,007.20      2.75%      $13.80

HYPOTHETICAL 5% RETURN
Class AAA                    $1,000.00      $1,015.00      2.00%      $10.08
Class A                      $1,000.00      $1,015.00      2.00%      $10.08
Class B                      $1,000.00      $1,011.25      2.75%      $13.83
Class C                      $1,000.00      $1,011.25      2.75%      $13.83

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table which presents portfolio holdings as a percent of total net assets is provided in compliance with such requirement.


THE GABELLI WOODLAND SMALL CAP VALUE FUND


Diversified Industrial ........................  16.2%
Health Care ...................................  11.0%
Consumer Products .............................  10.7%
Business Services .............................   9.5%
Food and Beverage .............................   7.5%
Computer Software and Services ................   7.0%
U.S. Government Obligations ...................   6.1%
Equipment and Supplies ........................   4.5%
Hotels and Gaming .............................   4.1%
Financial Services ............................   3.1%
Consumer Services .............................   2.4%
Publishing ....................................   2.4%
Specialty Chemicals ...........................   2.4%
Retail ........................................   2.3%
Energy and Utilities ..........................   2.1%
Aerospace .....................................   1.9%
Automotive: Parts and Accessories .............   1.8%
Entertainment .................................   1.4%
Manufactured Housing and
   Recreational Vehicles ......................   1.2%
Agriculture ...................................   0.6%
Educational Services ..........................   0.4%
Other Assets and Liabilities - Net ............   1.4%
                                                ------
                                                100.0%
                                                ======

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE FIRST OF WHICH WILL BE FILED FOR THE QUARTER ENDING DECEMBER 31, 2004. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI(800-422-3554). THE FUND'S FORM N-Q WILL BE AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


--------------------------------------------------------------------------------
  A description of the Fund's proxy voting policies and procedures and how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 are available without charge (i) upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) on the Securities and Exchange Commission's website at www.sec.gov.
--------------------------------------------------------------------------------

THE GABELLI WOODLAND SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                           MARKET
       SHARES                                   COST        VALUE
       ------                                   ----       ------
              COMMON STOCKS -- 92.5%
              AEROSPACE -- 1.9%
       1,080  Alliant Techsystems Inc.+ .. $   56,717   $   65,340
                                           ----------   ----------
              AGRICULTURE -- 0.6%
         810  Delta & Pine Land Co. ......     19,426       21,667
                                           ----------   ----------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.8%
         980  American Axle & Manufacturing
                Holdings Inc. ............     33,716       28,675
       1,450  TBC Corp.+ .................     34,610       32,393
                                           ----------   ----------
                                               68,326       61,068
                                           ----------   ----------
              BUSINESS SERVICES -- 9.5%
       1,900  Acxiom Corp. ...............     32,449       45,106
       3,310  Adesa Inc.+ ................     54,439       54,383
       4,140  Bowne & Co. Inc. ...........     54,461       53,779
       4,760  Danka Business Systems
                plc, ADR+ ................     18,939       18,088
       1,670  HNI Corp. ..................     55,127       66,099
       3,060  The Brink's Co. ............     55,300       92,320
                                           ----------   ----------
                                              270,715      329,775
                                           ----------   ----------
              COMPUTER SOFTWARE AND SERVICES -- 7.0%
       1,140  Harland Co., John H. .......     34,323       35,739
       3,952  Intergraph Corp.+ ..........     93,948      107,376
       2,670  Plato Learning Inc.+ .......     23,644       23,603
       6,290  Stellent Inc.+ .............     53,097       48,496
       3,030  Tyler Technologies Inc.+ ...     27,107       26,785
                                           ----------   ----------
                                              232,119      241,999
                                           ----------   ----------
              CONSUMER PRODUCTS -- 10.7%
       1,570  Alberto-Culver Co. .........     57,045       68,263
       1,810  Brunswick Corp. ............     51,537       82,826
       1,335  Church & Dwight Co. Inc. ...     30,761       37,460
       7,950  CNS Inc. ...................     83,561       87,450
       1,430  Jarden Corp.+ ..............     42,142       52,181
       3,390  ValueVision Media Inc.,
                Cl. A+ ...................     53,942       45,392
                                           ----------   ----------
                                              318,988      373,572
                                           ----------   ----------
              CONSUMER SERVICES -- 2.4%
       4,870  Insurance Auto
                Auctions Inc.+ ...........     66,324       83,520
                                           ----------   ----------
              DIVERSIFIED INDUSTRIAL -- 16.2%
       1,690  Albany International Corp.,
                Cl. A ....................     50,956       50,379
       6,590  Apogee Enterprises Inc. ....     71,373       85,209
         960  Carlisle Companies Inc. ....     48,379       61,373
         260  ESCO Technologies Inc.+ ....     13,956       17,617
       2,740  Griffon Corp.+ .............     50,989       57,814
       3,440  Material Sciences Corp.+ ...     35,661       46,406

                                                           MARKET
       SHARES                                   COST        VALUE
       ------                                   ----       ------
       1,110  Matthews International Corp.,
                Cl. A .................... $   34,845   $   37,607
       3,850  Pentair Inc. ...............     82,980      134,403
       1,410  Texas Industries Inc. ......     37,393       72,530
                                           ----------   ----------
                                              426,532      563,338
                                           ----------   ----------
              EDUCATIONAL SERVICES -- 0.4%
         810  Concorde Career
                Colleges Inc.+ ...........     17,581       12,450
                                           ----------   ----------
              ENERGY AND UTILITIES -- 2.1%
         956  ALLETE Inc. ................     31,380       31,070
       3,850  Key Energy Services Inc.+ ..     39,771       42,543
                                           ----------   ----------
                                               71,151       73,613
                                           ----------   ----------
              ENTERTAINMENT -- 1.4%
       5,000  Topps Co. Inc. .............     46,074       48,900
                                           ----------   ----------
              EQUIPMENT AND SUPPLIES -- 4.5%
       2,090  Tennant Co. ................     77,110       84,708
       1,060  Toro Co. ...................     54,527       72,398
                                           ----------   ----------
                                              131,637      157,106
                                           ----------   ----------
              FINANCIAL SERVICES -- 3.1%
       3,600  TCF Financial Corp. ........     78,811      109,044
                                           ----------   ----------
              FOOD AND BEVERAGE -- 7.5%
       7,120  Del Monte Foods Co.+ .......     67,822       74,689
       1,580  Ionics Inc.+ ...............     42,110       42,660
       2,030  PepsiAmericas Inc. .........     31,560       38,773
       2,910  Triarc Companies Inc.,
                Cl. A ....................     25,899       33,261
       6,190  Triarc Companies Inc.,
                Cl. B ....................     63,273       70,999
                                           ----------   ----------
                                              230,664      260,382
                                           ----------   ----------
              HEALTH CARE -- 11.0%
       1,663  Fisher Scientific
                International Inc.+ ......     64,117       97,003
       1,680  Laboratory Corporation of
                America Holdings+ ........     54,002       73,450
       4,260  Lifecore Biomedical Inc.+ ..     32,392       29,820
       1,400  NeighborCare Inc.+ .........     30,878       35,490
       2,000  PolyMedica Corp. ...........     60,168       61,600
       2,210  SurModics Inc.+ ............     48,957       52,487
         840  Techne Corp.+ ..............     30,434       32,071
                                           ----------   ----------
                                              320,948      381,921
                                           ----------   ----------
              HOTELS AND GAMING -- 4.1%
       3,200  Gaylord Entertainment Co.+ .     78,996       99,200
       2,390  Vail Resorts Inc.+ .........     39,631       43,187
                                           ----------   ----------
                                              118,627      142,387
                                           ----------   ----------
                 See accompanying notes to financial statements.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2004 (CONTINUED)
--------------------------------------------------------------------------------

                                                           MARKET
       SHARES                                   COST        VALUE
       ------                                   ----       ------
              COMMON STOCKS (CONTINUED)
              MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 1.2%
       4,100  Champion Enterprises Inc.+ . $   43,582   $   42,189
                                           ----------   ----------
              PUBLISHING -- 2.4%
       2,690  Hollinger International Inc.,
                Cl. A ....................     36,338       46,510
       2,140  Journal Communications Inc.,
                Cl. A ....................     39,582       37,536
                                           ----------   ----------
                                               75,920       84,046
                                           ----------   ----------
              RETAIL -- 2.3%
       2,810  Office Depot Inc.+ .........     42,368       42,234
       1,612  The Sports Authority Inc.+ .     48,351       37,399
                                           ----------   ----------
                                               90,719       79,633
                                           ----------   ----------
              SPECIALTY CHEMICALS -- 2.4%
       1,040  Cytec Industries Inc. ......     38,251       50,908
       1,220  Fuller (H.B.) Co. ..........     30,775       33,428
                                           ----------   ----------
                                               69,026       84,336
                                           ----------   ----------
              TOTAL COMMON STOCKS ........  2,753,887    3,216,286
                                           ----------   ----------

   PRINCIPAL                                              MARKET
    AMOUNT                                     COST        VALUE
   ---------                                   ----       ------

              U.S. GOVERNMENT OBLIGATIONS -- 6.1%
   $212,000   U.S. Treasury Bill,
                1.700%++, 12/23/04 ....... $  211,184   $  211,195
                                           ----------   ----------
              TOTAL
                INVESTMENTS -- 98.6% ..... $2,965,071    3,427,481
                                           ==========

              OTHER ASSETS AND LIABILITIES
                (NET) -- 1.4% .........................     48,749
                                                        ----------
              NET ASSETS -- 100.0% .................... $3,476,230
                                                        ==========

----------------
              For Federal tax purposes:
              Aggregate cost of investments ........... $2,970,589
                                                        ==========
              Gross unrealized appreciation ........... $  507,886
              Gross unrealized depreciation ...........    (50,994)
                                                        ----------
              Net unrealized appreciation
                (depreciation) ........................ $  456,892
                                                        ==========
----------------
 +     Non-income producing security.
 ++    Represents annualized yield at date of purchase.
 ADR - American Depository Receipt.

--------------------------------------------------------------------------------
                   2004 TAX NOTICE TO SHAREHOLDERS (Unaudited)

 For the fiscal year ended September 30, 2004, the Fund paid to shareholders, on December 22, 2003 an ordinary income dividend (comprised of short-term capital gains) totaling $0.0328 per share. For the fiscal year ended September 30, 2004, 12.02% of the ordinary income dividend qualifies for the dividend received deduction available to corporations and 100% of the ordinary income distribution was qualifying dividend income. An estimate of qualified dividend income of $23,593 was received by the Fund through September 30, 2004 that qualifies for a reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.
--------------------------------------------------------------------------------

                 See accompanying notes to financial statements.

                    THE GABELLI WOODLAND SMALL CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (cost $2,965,071) ............. $3,427,481
  Cash ................................................     67,569
  Dividends receivable ................................        422
  Receivable from Adviser .............................     21,992
  Receivable for Fund shares sold .....................        356
  Other assets ........................................        331
                                                        ----------
  TOTAL ASSETS ........................................  3,518,151
                                                        ----------
LIABILITIES:
  Payable for investments purchased ...................        423
  Payable for distribution fees .......................        718
  Payable for legal and audit fees ....................     25,416
  Payable for shareholder communication fees ..........      9,568
  Payable for registration fees .......................      2,014
  Other accrued expenses ..............................      3,782
                                                        ----------
  TOTAL LIABILITIES ...................................     41,921
                                                        ----------
  NET ASSETS applicable to 271,778
    shares outstanding ................................ $3,476,230
                                                        ==========
NET ASSETS CONSIST OF:
  Capital stock, at $0.001 par value .................. $      272
  Additional paid-in capital ..........................  2,812,420
  Accumulated net realized gain on investments ........    201,128
  Net unrealized appreciation on investments ..........    462,410
                                                        ----------
  TOTAL NET ASSETS .................................... $3,476,230
                                                        ==========
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption price
    per share ($3,388,010 / 264,845 shares
    outstanding; 150,000,000 shares authorized of
    $0.001 par value) .................................     $12.79
                                                            ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($47,083 / 3,682.6 shares outstanding;
    50,000,000 shares authorized of
    $0.001 par value) .................................     $12.79
                                                            ======
  Maximum sales charge ................................      5.75%
                                                            ======
  Maximum offering price per share (NAV / 0.9425,
    based on maximum sales charge of 5.75% of
    the offering price at September 30, 2004) .........     $13.57
                                                            ======
  CLASS B:
  Net Asset Value and offering price per share
    ($130 / 10.015 shares outstanding; 50,000,000
    shares authorized of $0.001 par value) ............     $12.98(a)
                                                            ======
  CLASS C:
  Net Asset Value and offering price per share
    ($41,007 / 3,240 shares outstanding; 50,000,000
    shares authorized of $0.001 par value) ............     $12.66(a)
                                                            ======

------------------------
(a) Redemption price varies based on length of time held.


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2004
--------------------------------------------------------------------------------


INVESTMENT INCOME:
  Dividends ............................................ $  23,593
  Interest .............................................     1,624
                                                         ---------
  TOTAL INVESTMENT INCOME ..............................    25,217
                                                         ---------
EXPENSES:
  Investment advisory fees .............................    29,230
  Distribution fees -- Class AAA .......................     7,063
  Distribution fees -- Class A .........................        55
  Distribution fees -- Class B .........................         1
  Distribution fees -- Class C .........................       757
  Legal and audit fees .................................    32,702
  Shareholder communications expenses ..................    31,027
  Registration fees ....................................    21,823
  Shareholder services fees ............................    16,959
  Custodian fees .......................................    15,476
  Amortization of offering costs .......................    14,820
  Directors' fees ......................................       209
  Miscellaneous expenses ...............................     3,958
                                                         ---------
  TOTAL EXPENSES BEFORE FEES WAIVED AND
    EXPENSES REIMBURSED BY MANAGER .....................   174,080
                                                         ---------
  FEES WAIVED AND EXPENSES REIMBURSED
    BY MANAGER .........................................  (115,018)
                                                         ---------
  TOTAL EXPENSES -- NET ................................    59,062
                                                         ---------
  NET INVESTMENT LOSS ..................................   (33,845)
                                                         ---------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
  Net realized gain on investments .....................   251,438
  Net change in unrealized appreciation/
    depreciation on investments ........................   302,913
                                                         ---------
  NET REALIZED AND UNREALIZED GAIN
    ON INVESTMENTS .....................................   554,351
                                                         ---------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .................................... $ 520,506
                                                         =========

                 See accompanying notes to financial statements.

                    THE GABELLI WOODLAND SMALL CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   YEAR ENDED           PERIOD ENDED
                                                               SEPTEMBER 30, 2004    SEPTEMBER 30, 2003*
                                                               ------------------    -------------------
OPERATIONS:
  Net investment loss ...........................................  $  (33,845)            $   (9,414)
  Net realized gain/(loss) on investments .......................     251,438                   (586)
  Net change in unrealized appreciation/
    depreciation on investments .................................     302,913                159,497
                                                                   ----------             ----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........     520,506                149,497
                                                                   ----------             ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net realized short-term gain on investment transactions
    Class AAA ...................................................      (6,975)                    --
    Class A .....................................................         (29)                    --
    Class B .....................................................          (1)                    --
    Class C .....................................................        (362)                    --
                                                                   ----------             ----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...........................      (7,367)                    --
                                                                   ----------             ----------
CAPITAL SHARE TRANSACTIONS:
    Class AAA ...................................................     573,650              2,178,725
    Class A .....................................................      41,636                  2,926
    Class B .....................................................          --                    100
    Class C .....................................................     (97,250)               113,807
                                                                   ----------             ----------
  Net increase in net assets from capital share transactions ....     518,036              2,295,558
                                                                   ----------             ----------
  NET INCREASE IN NET ASSETS ....................................   1,031,175              2,445,055

NET ASSETS:
  Beginning of period ...........................................   2,445,055                     --
                                                                   ----------             ----------
  End of period .................................................  $3,476,230             $2,445,055
                                                                   ==========             ==========

----------------------
* For the period December 31, 2002 (commencement of operations) through September 30, 2003.

                 See accompanying notes to financial statements.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  ORGANIZATION.  The Gabelli  Woodland  Small Cap Value Fund (the "Fund") is a
series of Gabelli Equity Series Funds, Inc. (the "Corporation"), which was organized on July 25, 1991 as a Maryland corporation. The Fund is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of three separately managed portfolios (collectively, the "Portfolios") of the Corporation, each with four separate classes of shares known as Class AAA, Class A, Class B and Class C. The Fund's primary objective is capital appreciation. The Fund commenced investment operations on December 31, 2002.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At September 30, 2004, there were no open repurchase agreements.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

OFFERING COSTS. The Fund incurred offering costs of $59,443 related to the initial offering. The offering costs were amortized on a straight-line basis over twelve months starting from the date of commencement of operations.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

For the fiscal year ended September 30, 2004, reclassifications were made to decrease accumulated net investment loss by $33,845 and decrease accumulated net realized gain on investments by $33,845.

For the fiscal year ended September 30, 2004, the tax character of distributions is all ordinary income.

EXPENSES. Certain administrative expenses are common to, and allocated among, the Portfolios and then among the Classes of Shares. Such allocations are made on the basis of each Portfolio's and Class' average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the Fund's policy to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties.

The difference between book and tax basis unrealized appreciation is primarily due to deferral of losses from wash sales for tax purposes.

As of September 30, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

         Undistributed ordinary income
           (inclusive of short-term capital gains) .............. $188,894
         Undistributed long-term capital gains ..................   17,752
         Net unrealized appreciation ............................  456,892
                                                                  --------
           Total accumulated earnings ........................... $663,538
                                                                  ========

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are its affiliates. The Adviser has agreed to waive its fees and reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses at 2.00%, 2.00%, 2.75% and 2.75% of average daily net assets for Class AAA, Class A, Class B and Class C Shares, respectively. For the fiscal year ended September 30, 2004, the Adviser reimbursed the Fund in the amount of $115,018. The Fund is obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fall below 2.00%, 2.00%, 2.75% and 2.75% on an annualized basis of average daily net assets for Class AAA, Class A, Class B and Class C, respectively. The cumulative amount for which the Fund may repay the adviser is $239,617.

4. DISTRIBUTION PLAN. The Fund's Board of Directors has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of those Classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the fiscal year ended September 30, 2004, other than short-term securities, aggregated $1,708,745 and $1,242,506, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the fiscal year ended September 30, 2004, the Fund paid brokerage commissions of $303 to Gabelli & Company. During the fiscal year ended September 30, 2004, Gabelli & Company received $1,271 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this agreement bear interest at 0.75% above the Federal Funds rate on outstanding balances. During the year ended September 30, 2004, there were no borrowings from the line of credit.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

8. CAPITAL STOCK TRANSACTIONS. The Fund offers four classes of shares--Class AAA Shares, Class A Shares, Class B Shares and Class C Shares. Class AAA Shares are offered through selected broker/dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (CDSC) upon redemption within six years of purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for one year after purchase. As of July 27, 2004, Class B Shares are available only through exchange of Class B Shares of other Funds distributed by Gabelli & Company.

Effective November 1, 2004, the Fund will impose a 2.00% redemption fee on Class AAA, Class A, Class B and Class C shares that are purchased on or after November 1, 2004, and redeemed or exchanged within 60 days after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and retained by the Fund.

Transactions in shares of capital stock were as follows:

                                                              YEAR ENDED                       PERIOD ENDED
                                                          SEPTEMBER 30, 2004                SEPTEMBER 30, 2003
                                                        -------------------------         ------------------------
                                                        SHARES          AMOUNT            SHARES           AMOUNT
                                                        ------          ------            ------           -------
                                                               CLASS AAA                        CLASS AAA
                                                        -------------------------         ------------------------
Shares sold ........................................... 125,294        $1,550,393         283,812       $2,835,643
Shares issued upon reinvestment of dividends ..........     579             6,880              --               --
Shares redeemed ....................................... (80,708)         (983,623)        (64,132)        (656,918)
                                                        -------        ----------         -------       ----------
Net increase ..........................................  45,165        $  573,650         219,680       $2,178,725
                                                        =======        ==========         =======       ==========
                                                                CLASS A                          CLASS A
                                                        -------------------------         ------------------------
Shares sold ...........................................   3,366        $   41,607             315       $    2,926
Shares issued upon reinvestment of dividends ..........       2                29              --               --
Shares redeemed .......................................      --                --              --               --
                                                        -------        ----------         -------       ----------
Net increase ..........................................   3,368        $   41,636             315       $    2,926
                                                        =======        ==========         =======       ==========

                                                                CLASS B                          CLASS B
                                                        -------------------------         ------------------------
Shares sold ...........................................      --                --              10       $      100
Shares issued upon reinvestment of dividends ..........      --                --              --               --
Shares redeemed .......................................      --                --              --               --
                                                        -------        ----------         -------       ----------
Net increase ..........................................      --                --              10       $      100
                                                        =======        ==========         =======       ==========
                                                                CLASS C                          CLASS C
                                                        -------------------------         ------------------------
Shares sold ...........................................      31        $      362          11,206       $  113,807
Shares issued upon reinvestment of dividends ..........      --                --              --               --
Shares redeemed .......................................  (7,997)          (97,612)             --               --
                                                        -------        ----------         -------       ----------
Net increase/(decrease) ...............................  (7,966)       $  (97,250)         11,206       $  113,807
                                                        =======        ==========         =======       ==========

9. OTHER MATTERS. On October 7, 2003, the Fund's Adviser received a subpoena from the Attorney General of the State of New York requesting information on mutual fund shares trading practices. The Adviser has also received a subpoena and letters from the SEC requesting information about mutual fund trading practices and valuation of portfolio securities. The Adviser is responding to these requests. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

10. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                    INCOME
                           FROM INVESTMENT OPERATIONS                             DISTRIBUTIONS
               --------------------------------------------------------     ---------------------------
                                                  Net
               Net Asset                      Realized and     Total            Net                     Net Asset
  Period         Value,            Net         Unrealized       from         Realized                     Value,
   Ended       Beginning       Investment    Gain/(Loss) on  Investment       Gain on        Total        End of    Total
September 30   of Period    Income/(Loss)(d)   Investments   Operations     Investments   Distributions   Period   Return+
------------   ---------    ---------------- --------------  ----------     -----------   ------------- ---------  -------
CLASS AAA
  2004           $10.58          $(0.14)          $2.38         $2.24          $(0.03)       $(0.03)      $12.79    21.22%
  2003(a)         10.00           (0.07)           0.65          0.58              --            --        10.58     5.80
CLASS A
  2004           $10.57          $(0.14)          $2.39         $2.25          $(0.03)       $(0.03)      $12.79    21.34%
  2003(a)         10.00           (0.07)           0.64          0.57              --            --        10.57     5.70
CLASS B
  2004           $10.59          $ 0.02           $2.40         $2.42          $(0.03)       $(0.03)      $12.98    22.91%
  2003(a)         10.00           (0.12)           0.71          0.59              --            --        10.59     5.90
CLASS C
  2004           $10.55          $(0.23)          $2.37         $2.14          $(0.03)       $(0.03)      $12.66    20.33%
  2003(a)         10.00           (0.11)           0.66          0.55              --            --        10.55     5.50

                             RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                -----------------------------------------------------------------------

                Net Assets                   Expenses        Expenses
  Period          End of        Net           Net of          Before         Portfolio
   Ended          Period    Investment       Waivers/         Waivers/       Turnover
September 30    (in 000's) Income/(Loss)  Reimbursements  Reimbursements(c)     Rate
------------    ---------- -------------  --------------  -----------------  ----------
CLASS AAA
  2004            $3,388      (1.14)%          2.00%            5.94%           45%
  2003(a)          2,323      (0.97)(b)        2.00(b)         15.05(b)         39
CLASS A
  2004               $47      (1.16)%          2.00%            5.94%           45%
  2003(a)              3      (0.97)(b)        2.00(b)         15.05(b)         39
CLASS B
  2004              $0.1       0.18%           2.75%            6.69%           45%
  2003(a)            0.1      (1.72)(b)        2.75(b)         15.80(b)         39
CLASS C
  2004               $41      (1.88)%          2.75%            6.69%           45%
  2003(a)            118      (1.72)(b)        2.75(b)         15.80(b)         39

--------------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) From commencement of investment operations on December 31, 2002 through September 30, 2003.
(b) Annualized.
(c) During the period, expenses were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(d) Per share amounts have been calculated using the average shares method.

                 See accompanying notes to financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of The Gabelli Woodland Small Cap Value Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Gabelli Woodland Small Cap Value Fund (the "Fund"), a series of Gabelli Equity Series Funds, Inc., as of September 30, 2004, and the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for the year then ended and for the period December 31, 2002 (commencement of operations) through September 30, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the Fund's custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Gabelli Woodland Small Cap Value Fund at September 30, 2004, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for the year then ended and for the period December 31, 2002 (commencement of operations) through September 30, 2003, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP
New York, New York
November 12, 2004

THE GABELLI WOODLAND SMALL CAP VALUE FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about The Gabelli Woodland Small Cap Value
Fund's Directors and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Woodland Small Cap Value Fund at One Corporate Center, Rye, NY 10580-1422.

                         TERM OF        NUMBER OF
NAME, POSITION(S)      OFFICE AND     FUNDS IN FUND
    ADDRESS 1            LENGTH OF   COMPLEX OVERSEEN     PRINCIPAL OCCUPATION(S)                  OTHER DIRECTORSHIPS
     AND AGE          TIME SERVED 2     BY DIRECTOR       DURING PAST FIVE YEARS                    HELD BY DIRECTOR 3
-----------------     -------------  ----------------     -----------------------                  -------------------
INTERESTED DIRECTORS 4:
----------------------
MARIO J. GABELLI       Since 1991          24        Chairman of the Board and Chief Executive     Director of Morgan Group
Director and                                         Officer of Gabelli Asset Management Inc. and  Holdings, Inc. (holding
Chief Investment Officer                             Chief Investment Officer of Gabelli Funds,    company)
Age: 62                                              LLC and GAMCO Investors, Inc.; Vice Chairman
                                                     and Chief Executive Officer of Lynch Interactive
                                                     Corporation (multimedia and services)

JOHN D. GABELLI        Since 1991          10        Senior Vice President of Gabelli & Company,             --
Director                                             Inc.; Director of Gabelli Advisers,Inc.
Age: 60

KARL OTTO POHL         Since 1992          34        Member of the Shareholder Committee of Sal    Director of Gabelli Asset
Director                                             Oppenheim Jr. & Cie (private investment       Management Inc. (investment
Age: 74                                              bank); Former President of the                management); Chairman,
                                                     Deutsche Bundesbank and Chairman of its       Incentive Capital and
                                                     Central Bank Council (1980-1991)              Incentive Asset Management
                                                                                                   (Zurich); Director at Sal
                                                                                                   Oppenheim Jr. & Cie, Zurich

NON-INTERESTED DIRECTORS:
------------------------
ANTHONY J. COLAVITA    Since 1991          36        President and Attorney at Law in the law                --
Director                                             firm of Anthony J. Colavita, P.C.
Age: 68

VINCENT D. ENRIGHT     Since 1991          13        Former Senior Vice President and Chief        Director of Aphton
Director                                             Financial Officer of KeySpan Energy           Corporation
Age: 60                                              Corporation                                   (biopharmaceutical company)

ROBERT J. MORRISSEY    Since 1991          10        Partner in the law firm of Morrissey, Hawkins           --
Director                                             & Lynch
Age: 65

ANTHONY R. PUSTORINO   Since 1991          17        Certified Public Accountant; Professor        Director of Lynch Corporation
Director                                             Emeritus, Pace University                     (diversified manufacturing)
Age: 79

ANTHONIE C. VAN EKRIS  Since 1991          20        Managing Director of BALMAC                   Director of Aurado
Director                                             International, Inc. (commodities)             Energy Inc. (oil and gas
Age: 70                                                                                            operations)

SALVATORE J. ZIZZA     Since 2001          24        Chairman, Hallmark Electrical Supplies        Director of Hollis Eden
Director                                             Corp.; Former Executive Vice President        Pharmaceuticals; Director
Age: 58                                              of FMG Group(OTC), a healthcare provider      of Earl Scheib, Inc.
                                                                                                   (automotive services)

OFFICERS:
--------
BRUCE N. ALPERT        Since 1991           --       Executive Vice President and Chief Operating           --
President and Treasurer                              Officer of Gabelli Funds, LLC since 1988 and
Age: 52                                              an officer of all mutual funds advised by
                                                     Gabelli Funds, LLC and its affiliates.
                                                     Director and President of Gabelli Advisers, Inc.

JAMES E. MCKEE         Since 1995           --       Vice President, General Counsel and Secretary          --
Secretary                                            of Gabelli Asset Management Inc. since 1999
Age: 41                                              and GAMCO Investors, Inc. since 1993;
                                                     Secretary of all mutual funds advised by
                                                     Gabelli Advisers, Inc. and Gabelli Funds, LLC

-----------------
 1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
 2 Each Director will hold office for an indefinite term until the earliest of
   (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's By-Laws and Articles of Incorporation. The Gabelli Woodland
   Small Cap Value Fund is a series of Gabelli Equity Series Funds, Inc., which was organized on July 25, 1991. The Fund commenced investment operations on December 31, 2002.
 3 This column includes only directorships of companies required to report to the SEC under the Securities and Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.
 4 "Interested person" of the Fund as defined in the Investment Company Act of 1940. Messrs. Gabelli, Gabelli and Pohl are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as each Fund's investment adviser. Mario J.Gabelli and John D. Gabelli are brothers.

                        Gabelli Equity Series Funds, Inc.
                    THE GABELLI WOODLAND SMALL CAP VALUE FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.


                               BOARD OF DIRECTORS
Mario J. Gabelli, CFA                             Karl Otto Pohl
CHAIRMAN AND CHIEF                                FORMER PRESIDENT
INVESTMENT OFFICER                                DEUTSCHE BUNDESBANK
GABELLI ASSET MANAGEMENT INC.

Anthony J. Colavita                               Anthony R. Pustorino
ATTORNEY-AT-LAW                                   CERTIFIED PUBLIC ACCOUNTANT
ANTHONY J. COLAVITA, P.C.                         PROFESSOR EMERITUS
                                                  PACE UNIVERSITY

Vincent D. Enright                                Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT                      MANAGING DIRECTOR
AND CHIEF FINANCIAL OFFICER                       BALMAC INTERNATIONAL, INC.
KEYSPAN ENERGY CORP.

John D. Gabelli                                   Salvatore J. Zizza
SENIOR VICE PRESIDENT                             CHAIRMAN
GABELLI & COMPANY, INC.                           HALLMARK ELECTRICAL
                                                  SUPPLIES CORP.

Robert J. Morrissey
ATTORNEY-AT-LAW
MORRISSEY, HAWKINS & LYNCH

                         OFFICERS AND PORTFOLIO MANAGER
Elizabeth M. Lilly, CFA                          Bruce N. Alpert
PORTFOLIO MANAGER                                PRESIDENT AND TREASURER

James E. McKee
SECRETARY

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Woodland Small Cap Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB840Q304SR

[GRAPHIC OMITTED]
PICTURE OF MARIO GABELLI

THE
GABELLI
WOODLAND
SMALL CAP
VALUE
FUND

                                                                   ANNUAL REPORT
                                                              SEPTEMBER 30, 2004

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent."

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------
     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $87,900 in 2004 and $82,500 in 2003.

Audit-Related Fees
------------------
     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 in 2004 and $0 in 2003.

Tax Fees
--------
     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $10,800 in 2004 and $10,200 in 2003.

         Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

All Other Fees
--------------
     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2004 and $0 in 2003.

      (e)(1)  Disclose   the  audit   committee's   pre-approval   policies  and
              procedures   described  in  paragraph   (c)(7)  of  Rule  2-01  of
              Regulation S-X.

              Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving
              (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to Gabelli and any affiliate of Gabelli that provides services to the registrant (a "Covered Services Provider") if the independent auditors' engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Gabelli and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee or the Chairperson prior to the completion of the audit.

       (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $75,800 in 2004 and $69,200 in 2003.

     (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not yet applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors has a Nominating Committee comprised of two "non-interested" (as such term is defined by the Investment Company Act of 1940, as amended) Directors, namely Anthony J. Colavita and Robert J. Morrisey. The Nominating Committee is responsible for identifying individuals believed to be qualified to become Board members in the event that a position is vacated or created. The Nominating Committee will consider Director candidates recommended by shareholders. In considering candidates submitted by shareholders, the Nominating Committee will take into consideration the needs of the Board of Directors, the qualifications of the candidate and the interests of shareholders. The Nominating Committee may also take into consideration the number of shares held by the recommending shareholder and the length of time that such shares have been held. To have a candidate considered by the Nominating Committee, a shareholder must submit the recommendation in writing and must include the following information:

     o The name of the shareholder and evidence of the person's ownership of shares of the Company, including the number of shares owned and the length of time of ownership;

     o The name of the candidate, the candidate's resume or a listing of his or her qualifications to be a Director of the Company and the person's consent to be named as a Director if selected by the Nominating Committee and nominated by the Board of Directors; and

     o If requested by the Nominating Committee, a completed and signed directors questionnaire.

The shareholder recommendation and information described above must be sent to the Company's Secretary c/o Gabelli Funds, LLC, James E. McKee and must be received by the Secretary no less than 120 days prior to the anniversary date of the Company's most recent annual meeting of shareholders or, if the meeting has moved by more than 30 days, a reasonable amount of time before the meeting.

The Nominating Committee believes that the minimum qualifications for serving as a Director of the Company are that the individual demonstrate, by significant accomplishment in his or her field, an ability to make a meaningful contribution to the Board of Directors' oversight of the business and affairs of the Company and have an impeccable record and reputation for honest and ethical conduct in both his or her professional and personal activities. In addition, the Nominating Committee examines a candidate's specific experiences and skills, time availability in light of other commitments, potential conflicts of interest and independence from management and the Fund. The Nominating Committee also seeks to have the Board of Directors represent a diversity of backgrounds and experience.

The Company's Nominating Committee has adopted a charter (the "Charter"), which was approved by the Board of Directors on May 11, 2004.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, that is the subject of disclosure required by Item 2, filed as exhibit (a)(1) to the Registrant's Form N-CSR, filed on December 8, 2003 (Accession No. 0000935069-03-001625).

     (a)(2)   Certifications pursuant to Rule  30a-2(a) under the  1940 Act  and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant  to Rule 30a-2(a)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Gabelli Equity Series Funds, Inc.
             ----------------------------------

By (Signature and Title)*           /s/ Bruce N. Alpert
                         -------------------------------------------------------
                                    Bruce N. Alpert, Principal Executive Officer

Date              December 8, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Bruce N. Alpert
                         -------------------------------------------------------
                                    Bruce N. Alpert, Principal Executive
                                    Officer & Principal Financial Officer

Date              December 8, 2004
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* Print the name and title of each signing officer under his or her signature.